UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07507

                          Scudder Investments VIT Funds
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                       as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------


Scudder VIT Small Cap Index Fund


                                                             Shares      Value ($)
                                                   -------------------------------

-----------------------------------------------------------------------------------
    Common Stocks 98.3%
-----------------------------------------------------------------------------------

Consumer Discretionary 13.1%

Auto Components 0.9%
Aftermarket Technology Corp.*                                 10,100       185,739
American Axle & Manufacturing Holdings, Inc.                  15,700       362,356
ArvinMeritor, Inc.                                            27,900       466,488
Bandag, Inc.                                                   4,600       197,156
Commercial Vehicle Group, Inc.*                                3,600        75,384
Cooper Tire & Rubber Co.                                      25,400       387,858
CSK Auto Corp.*                                               17,860       265,757
Hayes Lemmerz International, Inc.*                            18,100        81,088
Keystone Automotive Industries, Inc.*                          7,500       216,075
Midas, Inc.*                                                   7,400       147,112
Modine Manufacturing Co.                                      14,506       532,080
Monro Muffler Brake, Inc.*                                     3,750        98,512
Noble International Ltd.                                       3,300        79,728
Standard Motor Products, Inc.                                  3,600        29,196
Strattec Security Corp.*                                       1,200        62,220
Superior Industries International, Inc. (a)                   10,100       217,352
Tenneco Automotive, Inc.*                                     17,700       309,927
Titan International, Inc.                                      7,200        98,856
Visteon Corp.                                                 50,700       495,846
                                                                       -----------
                                                                         4,308,730

Automobiles 0.4%
America's Car-Mart, Inc.*                                      3,900        69,966
Asbury Automotive Group, Inc.*                                 4,700        80,041
Coachmen Industries, Inc.                                      6,100        70,089
Fleetwood Enterprises, Inc.*                                  20,077       246,947
McGrath Rentcorp                                               6,600       186,978
Monaco Coach Corp.                                            10,575       155,876
Rush Enterprises, Inc. "A"*                                   10,300       157,384
Thor Industries, Inc.                                         14,149       481,066
Winnebago Industries, Inc.                                    12,294       356,157
                                                                       -----------
                                                                         1,804,504

Distributors 0.2%
Audiovox Corp. "A"*                                            8,800       123,024
Building Materials Holding Corp.                               6,000       559,140
Handleman Co.                                                 10,055       126,995
LKQ Corp.*                                                     6,700       202,340
Navarre Corp.* (a)                                            11,200        64,848
Spartan Stores, Inc.*                                          9,700        99,910
The Andersons, Inc.                                            1,700        49,776
                                                                       -----------
                                                                         1,226,033

Diversified Consumer Services 0.4%
Corinthian Colleges, Inc.*                                    34,600       459,142
DeVry, Inc.*                                                  22,000       419,100
Pre-Paid Legal Services, Inc. (a)                              3,878       150,079
Regis Corp.                                                   16,900       639,158
Sotheby's Holdings, Inc. "A"*                                 16,183       270,580
Vertrue, Inc.* (a)                                             2,972       108,032
                                                                       -----------
                                                                         2,046,091

Hotels Restaurants & Leisure 2.5%
AFC Enterprises, Inc.                                          6,400        73,856
Alliance Gaming Corp.* (a)                                    20,300       220,255
Ambassadors Group, Inc.                                        5,000       111,500
Ameristar Casinos, Inc.                                       10,600       220,904
Argosy Gaming Co.*                                            10,731       504,250
Aztar Corp.*                                                  13,260       408,541
Bluegreen Corp.*                                               7,800       137,670
Bob Evans Farms, Inc.                                         16,242       368,856
Buffalo Wild Wings, Inc.*                                      3,700        98,050
California Pizza Kitchen, Inc.*                                9,300       271,932
Carmike Cinemas, Inc. "A"                                      4,700       107,818
CEC Entertainment, Inc.*                                      13,950       443,052
Churchill Downs, Inc.                                          2,319        81,907
CKE Restaurants, Inc.                                         21,300       280,734
Dave & Buster's, Inc.*                                         5,700        76,095
Denny's Corp.*                                                40,900       169,735
Dominos Pizza, Inc.                                           10,900       254,188
Dover Downs Gaming & Entertainment, Inc.                       3,240        44,064
Dover Motorsports, Inc.                                        3,200        21,888
Gaylord Entertainment Co.*                                    15,000       714,750
Great Wolf Resorts, Inc.*                                      8,380        86,649
IHOP Corp.                                                     7,700       313,698
Isle of Capri Casinos, Inc.*                                   6,711       143,481
Jack in the Box, Inc.*                                        13,898       415,689
Krispy Kreme Doughnuts, Inc.* (a)                             22,000       137,720
Landry's Restaurants, Inc.                                     7,500       219,750
Life Time Fitness, Inc.*                                       9,200       304,888
Lodgian, Inc.*                                                 7,640        78,310
Lone Star Steakhouse & Saloon, Inc.                            7,000       182,000
Luby's, Inc.*                                                 11,500       150,190
Magna Entertainment Corp. "A"* (a)                            19,000       126,540
Marcus Corp.                                                   6,450       129,258
Mikohn Gaming Corp.*                                          10,300       136,887
Monarch Casino & Resort, Inc.*                                 4,900        83,251
MTR Gaming Group, Inc.*                                       11,700        93,717
Multimedia Games, Inc.* (a)                                   12,500       121,375
O'Charley's, Inc.*                                            10,500       150,255
P.F. Chang's China Bistro, Inc.*                               9,972       447,045
Papa John's International, Inc.*                               5,606       280,973
Pinnacle Entertainment, Inc.*                                 17,700       324,441
RARE Hospitality International, Inc.*                         15,575       400,277
Red Robin Gourmet Burgers, Inc.* (a)                           5,000       229,200
Riviera Holdings Corp.*                                        4,400        97,592
Ruby Tuesday, Inc.                                            23,800       517,888
Ruth's Chris Steak House, Inc.*                                2,700        49,653
Ryan's Restaurant Group, Inc.*                                18,350       214,144
Shuffle Master, Inc.* (a)                                     13,425       354,823
Six Flags, Inc.*                                              35,200       253,088
Speedway Motorsports, Inc.                                     7,454       270,804
Steak n Shake Co.*                                            13,175       239,126
Sunterra Corp.*                                                9,300       122,109
Texas Roadhouse, Inc. "A"*                                    14,400       214,560
Triarc Companies, Inc. "B"                                    12,900       196,983
Vail Resorts, Inc.*                                           12,900       370,875
WMS Industries, Inc.*                                          7,600       213,788
                                                                       -----------
                                                                        12,281,072

Household Durables 0.9%
American Woodmark Corp.                                        5,500       184,800
Bassett Furniture Industries, Inc.                             4,500        83,790
Blyth, Inc.                                                   11,400       254,106
Champion Enterprises, Inc.*                                   27,700       409,406
Ethan Allen Interiors, Inc.                                   12,800       401,280
Furniture Brands International, Inc.                          19,300       347,979
Hooker Furniture Corp.                                         3,900        64,818
Interface, Inc. "A"*                                          20,241       167,191
Kimball International, Inc. "B"                                8,100        97,929
La-Z-Boy, Inc. (a)                                            21,300       280,947
Libbey, Inc.                                                   5,400        82,080
Lifetime Brands, Inc.                                          2,000        53,680
M/I Homes, Inc.                                                4,900       265,874
Maytag Corp.                                                  30,200       551,452
National Presto Industries, Inc.                               1,100        47,091
Rent-Way, Inc.*                                               13,361        91,790
Russ Berrie & Co., Inc.                                        4,800        67,776
Skyline Corp.                                                  2,100        85,344
Stanley Furniture Co., Inc.                                    6,900       180,711
Tupperware Corp.                                              21,090       480,430
WCI Communities, Inc.*                                        13,100       371,647
                                                                       -----------
                                                                         4,570,121

Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*                                  13,800        96,738
Blair Corp.                                                      906        33,422
Blue Nile, Inc.* (a)                                           5,000       158,200
Coldwater Creek, Inc.*                                        15,025       378,931
drugstore.com, Inc.*                                          29,700       109,890
HomeStore, Inc.*                                              50,000       217,500
Insight Enterprises, Inc.*                                    21,362       397,333
J. Jill Group, Inc.*                                           9,550       151,081
Overstock.com, Inc.* (a)                                       4,600       176,410
Priceline.com, Inc.*                                           9,016       174,189
Provide Commerce, Inc.*                                        3,500        84,945
Sharper Image Corp.*                                           6,300        79,380
Stamps.com, Inc.*                                              7,900       135,959
                                                                       -----------
                                                                         2,193,978

Leisure Equipment & Products 0.4%
Arctic Cat, Inc.                                               6,800       139,672
Callaway Golf Co.                                             27,600       416,484
Escalade, Inc.                                                 2,200        29,150
JAKKS Pacific, Inc.*                                          11,600       188,268
K2, Inc.*                                                     16,800       191,520
MarineMax, Inc.*                                               5,700       145,293
Nautilus, Inc.                                                12,275       270,909
Oakley, Inc.                                                   7,888       136,778
RC2 Corp.*                                                     8,000       270,080
Steinway Musical Instruments, Inc.*                            2,300        60,605
Sturm, Ruger & Co., Inc.                                       8,700        80,040
The Topps Co., Inc.                                           10,996        90,277
West Marine, Inc.*                                             6,800       100,504
                                                                       -----------
                                                                         2,119,580

Media 2.2%
4 Kids Entertainment, Inc.*                                    7,000       121,730
ADVO, Inc.                                                    11,650       364,529
Alloy, Inc.*                                                  17,200        83,248
Arbitron, Inc.                                                12,500       498,000
Beasley Broadcast Group, Inc. "A"*                             1,600        22,480
Catalina Marketing Corp.                                      20,700       470,718
Charter Communications, Inc. "A"* (a)                        121,900       182,850
Citadel Broadcasting Corp.*                                   20,600       282,838
Courier Corp.                                                  2,850       106,590
Cox Radio, Inc. "A"*                                          12,400       188,480
Crown Media Holdings, Inc.*                                    6,700        73,365
Cumulus Media, Inc. "A"*                                      25,200       314,748
Digital Theater Systems, Inc.*                                 7,500       126,300
Emmis Communications Corp. "A"*                               16,794       370,979
Entercom Communications Corp.*                                13,000       410,670
Entravision Communications Corp. "A"*                         26,700       210,129
Fisher Communications, Inc.*                                   1,900        88,464
Gemstar-TV Guide International, Inc.*                         91,700       271,432
Gray Television, Inc.                                         16,600       175,794
Harris Interactive, Inc.*                                     25,200       107,604
Hollinger International, Inc.                                 23,100       226,380
Insight Communications Co., Inc. "A"*                         22,400       260,512
iVillage, Inc.*                                               15,400       111,804
Journal Communications, Inc. "A"                               9,600       143,040
Journal Register Co.*                                         14,703       237,895
Liberty Corp.                                                  7,075       331,747
Lin TV Corp. "A"*                                             13,200       184,140
LodgeNet Entertainment Corp.*                                  5,554        81,810
Martha Stewart Living Omnimedia, Inc. "A"* (a)                 8,222       205,714
Media General, Inc. "A"                                        7,600       440,876
Mediacom Communications Corp. "A"*                            29,000       214,020
Playboy Enterprises, Inc. "B"*                                 6,360        89,676
PRIMEDIA, Inc.*                                               55,800       228,222
Radio One, Inc. "D"*                                          35,900       472,085
Reader's Digest Association, Inc.                             41,800       667,546
Regent Communications, Inc.*                                  11,200        58,912
Saga Communications, Inc. "A"*                                 5,950        79,135
Salem Communications Corp. "A"*                                3,218        59,340
Scholastic Corp.*                                             13,700       506,352
Sinclair Broadcast Group, Inc. "A"                            21,718       192,639
Spanish Broadcasting System, Inc. "A"*                        18,569       133,325
Thomas Nelson, Inc.                                            4,200        78,792
Valassis Communications, Inc.*                                21,200       826,376
Value Line, Inc.                                                 400        15,656
ValueVision Media, Inc. "A"*                                   9,200       104,420
World Wrestling Entertainment, Inc.                            5,622        73,086
WPT Enterprises, Inc.* (a)                                     3,300        29,106
                                                                       -----------
                                                                        10,523,554

Multiline Retail 0.4%
99 Cents Only Stores*                                         16,900       156,325
Big Lots, Inc.*                                               42,900       471,471
Bon-Ton Stores, Inc.                                           3,200        62,144
Build-A-Bear-Workshop, Inc.* (a)                               3,600        80,280
Citi Trends, Inc.*                                             3,000        65,490
Freds, Inc.                                                   18,068       226,030
Retail Ventures, Inc.*                                         4,800        52,704
ShopKo Stores, Inc.*                                          11,790       300,881
Smart & Final, Inc.*                                           3,900        50,466
Tuesday Morning Corp.                                         11,600       300,092
                                                                       -----------
                                                                         1,765,883

Specialty Retail 3.4%
A.C. Moore Arts & Crafts, Inc.*                                6,900       132,342
Aaron Rents, Inc.                                             15,050       318,307
Aeropostale, Inc.*                                            22,100       469,625
Big 5 Sporting Goods Corp.                                     7,400       176,564
BJ's Restaurants, Inc.*                                        4,800        98,064
Blockbuster, Inc. "A" (a)                                     72,900       346,275
Bombay Co., Inc.*                                             16,400        72,324
Brookstone, Inc.*                                              9,850       196,409
Burlington-Coat Factory Warehouse Corp.                        7,000       266,280
Cabela's, Inc. "A"* (a)                                       10,600       194,722
Cache, Inc.*                                                   6,350        96,711
Casual Male Retail Group, Inc.*                               14,700       101,136
Cato Corp. "A"                                                12,450       248,128
Charlotte Russe Holding, Inc.*                                 6,500        86,580
Charming Shoppes, Inc.*                                       49,400       527,098
Christopher & Banks Corp.                                     14,175       196,607
Conn's, Inc.*                                                  3,300        91,476
Cost Plus, Inc.*                                              10,101       183,333
Deb Shops, Inc.                                                1,200        26,088
Design Within Reach, Inc.*                                     6,400        57,792
Dress Barn, Inc.*                                             10,300       234,428
DSW, Inc. "A"*                                                 2,800        59,388
Electronics Boutique Holdings Corp.*                           4,500       282,780
First Cash Financial Services, Inc.*                           6,500       171,080
FTD Group, Inc.*                                               8,310        86,009
GameStop Corp. "B"*                                           17,000       482,630
Genesco, Inc.*                                                 8,100       301,644
Goody's Family Clothing, Inc.                                  9,100        68,887
Group 1 Automotive Inc*                                        7,000       193,200
Guitar Center, Inc.*                                          10,200       563,142
Haverty Furniture Companies, Inc.                              6,500        79,495
Hibbett Sporting Goods, Inc.*                                 14,906       331,647
Hot Topic, Inc.*                                              17,775       273,024
Jo-Ann Stores, Inc.*                                           8,010       138,573
Jos. A. Bank Clothiers, Inc.*                                  5,137       222,021
Kenneth Cole Productions, Inc. "A"                             4,550       124,170
Knoll, Inc.                                                    2,800        51,380
Leapfrog Enterprises, Inc.* (a)                               13,100       193,487
Linens 'N Things, Inc.*                                       17,500       467,250
Lithia Motors, Inc.                                            6,500       188,370
Movie Gallery, Inc.                                            9,925       103,121
New York & Co., Inc.*                                          3,800        62,320
Pacific Sunwear of California, Inc.*                          28,800       617,472
Party City Corp.*                                              6,600       111,672
Payless ShoeSource, Inc.*                                     26,600       462,840
PETCO Animal Supplies, Inc.*                                  21,900       463,404
Pier 1 Imports, Inc.                                          31,800       358,386
Restoration Hardware, Inc.*                                   14,100        89,112
Select Comfort Corp.*                                         15,800       315,684
Shoe Carnival, Inc.*                                           4,100        65,231
Sonic Automotive, Inc.                                        10,500       233,310
Stage Stores, Inc.                                            12,300       330,501
Stein Mart, Inc.                                              11,496       233,369
Systemax, Inc.*                                                2,900        20,416
Talbots, Inc.                                                  8,100       242,352
TBC Corp.*                                                     9,100       313,859
The Buckle, Inc.                                               2,200        74,734
The Children's Place Retail Stores, Inc.*                      7,800       277,992
The Finish Line, Inc. "A"                                     15,200       221,768
The Gymboree Corp.*                                           14,700       200,508
The Pep Boys- Manny, Moe & Jack                               22,000       304,480
The Sports Authority, Inc.*                                    9,549       281,123
Too, Inc.*                                                    13,444       368,769
Tractor Supply Co.*                                           13,600       620,840
Trans World Entertainment Corp.*                               8,745        68,998
United Auto Group, Inc.                                        9,500       313,880
Wet Seal, Inc. "A"* (a)                                       19,900        89,550
Yankee Candle Co., Inc.                                       18,948       464,226
Zales Corp.*                                                  20,100       546,318
Zumiez, Inc.*                                                  1,000        32,630
                                                                       -----------
                                                                        16,287,331

Textiles, Apparel & Luxury Goods 1.0%
Brown Shoe Co., Inc.                                           6,700       221,100
Carter's, Inc.*                                                6,600       374,880
Cherokee, Inc.                                                 4,000       139,920
Deckers Outdoor Corp.* (a)                                     5,000       120,300
DHB Industries, Inc.*                                          8,800        36,872
Dixie Group, Inc.*                                             6,020        95,959
Fossil, Inc.*                                                 18,000       327,420
Guess?, Inc.*                                                  5,600       120,008
Hartmarx Corp.*                                               10,600        69,430
Innovo Group, Inc.*                                           14,100        27,777
K-Swiss, Inc. "A"                                             10,400       307,528
Kellwood Co.                                                  10,382       268,375
Marine Products Corp.                                          4,950        54,598
Movado Group, Inc.                                             5,400       101,088
Oxford Industries, Inc.                                        4,700       212,064
Perry Ellis International, Inc.*                               5,300       115,222
Phillips-Van Heusen Corp.                                     10,900       338,118
Russell Corp.                                                 11,800       165,672
Skechers USA, Inc. "A"*                                        9,889       161,883
Steven Madden Ltd.*                                            4,500       103,140
Stride Rite Corp.                                             17,900       229,478
The Warnaco Group, Inc.*                                      20,400       446,964
UniFirst Corp.                                                 3,500       122,745
Wolverine World Wide, Inc.                                    24,100       507,305
                                                                       -----------
                                                                         4,667,846

Consumer Staples 2.9%

Beverages 0.1%
Boston Beer Co., Inc. "A"*                                     3,800        95,000
Central European Distribution Corp.*                           4,900       208,691
Coca Cola Bottling Co.                                         1,800        88,092
Green Mountain Coffee Roasters, Inc.*                          2,500        86,950
Hansen Natural Corp.* (a)                                      5,800       273,064
National Beverage Corp.*                                       1,000         7,760
                                                                       -----------
                                                                           759,557

Food & Staples Retailing 0.8%
Arden Group, Inc. "A"                                            400        30,104
Casey's General Stores, Inc.                                  19,286       447,435
Great Atlantic & Pacific Tea Co., Inc.*                        6,668       189,104
John B. Sanfilippo & Son, Inc.*                                3,500        61,250
Longs Drug Stores Corp.                                       11,483       492,506
Nash Finch Co.                                                 6,100       257,359
Pantry, Inc.*                                                  7,200       269,064
Pathmark Stores, Inc.*                                        17,100       192,717
Performance Food Group Co.*                                   20,700       653,292
Ruddick Corp.                                                 13,200       304,260
United Natural Foods, Inc.*                                   17,665       624,634
Weis Markets, Inc.                                             4,100       164,041
Wild Oats Markets, Inc.*                                      13,489       173,469
                                                                       -----------
                                                                         3,859,235

Food Products 1.1%
American Italian Pasta Co. "A" (a)                             6,460        68,864
Chiquita Brands International, Inc.                           15,700       438,815
Corn Products International, Inc.                             29,250       589,972
Darling International, Inc.*                                  28,500       100,605
Delta & Pine Land Co.                                         14,368       379,459
Farmer Brothers Co.                                            1,900        38,361
Flowers Foods, Inc.                                           20,137       549,337
Gold Kist, Inc.*                                              19,100       373,405
Hain Celestial Group, Inc.*                                   12,582       244,091
Ingles Markets Inc. "A"                                        7,200       113,760
J & J Snack Foods Corp.                                        2,400       138,720
Lancaster Colony Corp.                                        10,900       468,700
Lance, Inc.                                                   11,600       202,536
M&F Worldwide Corp.*                                           5,200        80,860
Maui Land & Pineapple Co., Inc.*                               1,900        57,057
Peet's Coffee & Tea, Inc.*                                     6,500       199,030
Ralcorp Holdings, Inc.                                        12,460       522,323
Sanderson Farms, Inc.                                          6,250       232,250
Seaboard Corp.                                                   100       137,300
Tootsie Roll Industries, Inc.                                  8,500       269,875
                                                                       -----------
                                                                         5,205,320

Household Products 0.4%
Central Garden & Pet Co.*                                      7,800       352,950
CSS Industries, Inc.                                           1,850        60,162
Ennis, Inc.                                                   12,400       208,320
Jarden Corp.*                                                 21,525       884,032
Water Pik Technologies, Inc.*                                  3,100        62,930
WD-40 Co.                                                      7,700       204,127
                                                                       -----------
                                                                         1,772,521

Personal Products 0.4%
1-800 Contacts, Inc.*                                          2,100        39,375
Chattem, Inc.*                                                 7,700       273,350
Elizabeth Arden, Inc.*                                         9,700       209,326
Inter Parfums, Inc. (a)                                        2,100        41,349
Mannatech, Inc. (a)                                            7,100        84,135
Nature's Sunshine Products, Inc.                               6,000       139,440
NBTY, Inc.*                                                   21,100       495,850
Parlux Fragrances, Inc.* (a)                                   3,100        90,334
Playtex Products, Inc.*                                       16,800       184,800
Revlon, Inc. "A"*                                             58,900       189,658
USANA Health Sciences, Inc.*                                   4,900       233,730
                                                                       -----------
                                                                         1,981,347

Tobacco 0.1%
Alliance One International, Inc.                              29,200       103,368
Universal Corp.                                               10,168       394,824
Vector Group Ltd. (a)                                         11,439       228,888
                                                                       -----------
                                                                           727,080

Energy 6.1%

Energy Equipment & Services 2.3%
Alon USA Energy, Inc.*                                         2,700        65,232
Atwood Oceanics, Inc.*                                         4,600       387,366
Cal Dive International, Inc.*                                 16,546     1,049,182
CARBO Ceramics, Inc.                                           8,100       534,519
Crosstex Energy, Inc.                                          1,600       102,336
Dril-Quip, Inc.*                                               2,400       115,200
FX Energy, Inc.* (a)                                          15,900       190,323
Global Power Equipment Group, Inc.*                           17,100       121,923
Grey Wolf, Inc.*                                              75,300       634,779
Gulf Island Fabrication, Inc.                                  4,600       132,250
Hanover Compressor Co.*                                       35,800       496,188
Hydril*                                                        7,400       507,936
Input/Output, Inc.* (a)                                       24,300       193,914
Lone Star Technologies, Inc.*                                 11,336       630,168
Lufkin Industries, Inc.                                        6,400       278,720
Maverick Tube Corp.*                                          16,683       500,490
Oceaneering International, Inc.*                               9,300       496,713
Offshore Logistics, Inc.*                                      8,200       303,400
Oil States International, Inc.*                               15,200       551,912
Parker Drilling Co.*                                          43,800       406,026
RPC, Inc.                                                      4,000       103,040
SEACOR Holdings, Inc.*                                         8,273       600,454
Superior Energy Services, Inc.*                               28,801       665,015
TETRA Technologies, Inc.*                                     12,525       391,031
Todco "A"*                                                    17,300       721,583
Universal Compression Holdings, Inc.*                          8,400       334,068
Veritas DGC, Inc.*                                            13,000       476,060
W-H Energy Services, Inc.*                                    12,700       411,734
                                                                       -----------
                                                                        11,401,562

Oil, Gas & Consumable Fuels 3.8%
Atlas America, Inc.*                                           4,155       202,972
ATP Oil & Gas Corp.*                                           8,300       272,572
Berry Petroleum Co. "A"                                        7,700       513,513
Bill Barrett Corp.*                                            5,660       208,401
Bois d'Arc Energy, Inc.*                                       3,200        55,072
Brigham Exploration Co.*                                      13,400       172,190
Cabot Oil & Gas Corp.                                         19,434       981,611
Callon Petroleum Co.*                                          7,000       146,510
Carrizo Oil & Gas, Inc.*                                       8,900       260,770
Cheniere Energy, Inc.*                                        19,000       785,840
Cimarex Energy Co.*                                           31,110     1,410,216
Clayton Williams Energy, Inc.*                                 3,000       129,600
Comstock Resources, Inc.*                                     14,924       489,657
Delta Petroleum Corp.*                                        14,100       293,280
Edge Petroleum Corp.*                                          8,800       232,232
Encore Aquisition Co.*                                        18,000       699,300
Endeavour International Corp.* (a)                            16,500        82,500
Energy Partners Ltd.*                                         11,900       371,518
EnergySouth, Inc.                                              1,200        33,108
Frontier Oil Corp.                                            21,418       949,888
Gasco Energy, Inc.* (a)                                       20,600       136,990
Giant Industries, Inc.*                                        5,700       333,678
Global Industries Ltd.*                                       37,100       546,854
Goodrich Petroleum Corp.*                                      5,400       126,738
Harvest Natural Resources, Inc.*                              16,800       180,264
Holly Corp.                                                    8,700       556,626
Houston Exploration Co.*                                      10,600       712,850
KCS Energy, Inc.*                                             18,700       514,811
McMoRan Exploration Co.* (a)                                   9,500       184,680
Meridian Resource Corp.*                                      30,300       126,351
Newpark Resources, Inc.*                                      30,725       258,705
Parallel Petroleum Corp.*                                     15,200       212,800
Penn Virginia Corp.                                            8,400       484,764
Petrohawk Energy Corp.*                                       16,800       242,088
Petroleum Development Corp.*                                   7,600       291,384
PetroQuest Energy, Inc.*                                      19,800       206,712
Pioneer Drilling Co.*                                          9,900       193,248
Quantum Fuel Systems Technologies Worldwide, Inc.* (a)        21,700        88,970
Remington Oil & Gas Corp.*                                     8,000       332,000
Spinnaker Exploration Co.*                                     9,380       606,792
St. Mary Land & Exploration Co.                               23,434       857,684
Stone Energy Corp.*                                            8,679       529,766
Swift Energy Co.*                                             10,420       476,715
Syntroleum Corp.*                                             17,400       253,344
Toreador Resources Corp.* (a)                                  6,500       230,100
TransMontaigne, Inc.*                                         17,300       138,227
Tri-Valley Corp.* (a)                                          7,500        74,625
W&T Offshore, Inc.                                             6,120       198,472
Warren Resources, Inc.*                                       10,800       180,900
Whiting Petroleum Corp.*                                      11,000       482,240
World Fuel Services Corp.                                      9,700       314,765
                                                                       -----------
                                                                        18,364,893

Financials 21.2%

Banks 9.5%
ABC Bancorp                                                    4,560        87,506
Alabama National BanCorp                                       6,000       383,640
AMCORE Financial, Inc.                                         9,413       293,780
Amegy Bancorporation, Inc.                                    31,000       701,530
AmericanWest Bancorp.*                                         2,390        55,257
Ames National Corp.                                            1,800        49,680
Anchor Bancorp Wisconsin, Inc.                                 8,400       247,632
Arrow Financial Corp.                                          3,893       105,589
BancFirst Corp.                                                  900        76,500
BancorpSouth, Inc.                                            29,900       683,215
BancTrust Financial Group, Inc.                                1,600        30,848
Bank Mutual Corp.                                             29,141       312,392
Bank of Granite Corp.                                          3,812        72,580
Bank of the Ozarks, Inc.                                       5,600       192,248
BankAtlantic Bancorp., Inc. "A"                               17,200       292,228
BankFinancial Corp.*                                           4,800        68,160
BankUnited Financial Corp. "A"                                12,400       283,588
Banner Corp.                                                   4,300       114,552
Berkshire Hill Bancorp, Inc.                                   2,600        88,400
Boston Private Financial Holdings, Inc.                       13,100       347,674
Camden National Corp.                                          3,100       116,777
Capital City Bank Group, Inc.                                  4,343       163,775
Capital Corp. of the West                                      4,320       131,976
Capitol Bancorp., Ltd.                                         3,900       126,360
Cardinal Financial Corp.*                                     12,700       122,555
Cascade Bancorp                                                7,000       146,230
Cathay General Bancorp                                        19,436       689,201
Center Financial Corp.                                         6,200       145,700
Central Coast Bancorp.*                                        4,400        93,764
Central Pacific Financial Corp.                               12,912       454,244
Charta Financial Corp.                                         1,500        51,135
Chemical Financial Corp.                                      11,244       365,430
Chittenden Corp.                                              18,626       493,775
Citizens & Northern Corp.                                      1,900        50,730
Citizens Banking Corp.                                        19,800       562,320
City Bank                                                      3,174       108,646
City Holding Co.                                               7,900       282,504
Clifton Savings Bancorp, Inc.                                  2,700        27,810
Coastal Financial Corp.                                        3,630        54,523
CoBiz, Inc.                                                    4,800        89,328
Columbia Bancorp                                               2,100        84,399
Columbia Banking System, Inc.                                  6,818       178,836
Commercial Capital Bancorp., Inc.                             19,289       327,913
Commercial Federal Corp.                                      17,253       589,017
Community Bancorp.*                                            3,200       105,568
Community Bank System, Inc.                                    9,800       221,480
Community Banks, Inc.                                          7,848       220,607
Community Trust Bancorp, Inc.                                  5,129       165,051
Corus Bankshares, Inc.                                         8,600       471,538
CVB Financial Corp.                                           20,658       384,239
Dime Community Bancshares                                     14,669       215,928
Farmers Capital Bank Corp.                                     1,700        52,666
Fidelity Bancshares, Inc.                                     10,800       329,940
Financial Institutions, Inc.                                   2,200        40,502
First BanCorp. North Carolina                                  4,350        87,174
First BanCorp. Puerto Rico                                    29,800       504,216
First Busey Corp.                                              5,100        99,297
First Charter Corp.                                           14,100       345,168
First Citizens BancShares, Inc.                                2,700       460,755
First Commonwealth Financial Corp.                            25,982       346,340
First Community Bancorp                                        6,300       301,329
First Community Bancshares, Inc.                               3,749       109,996
First Defiance Financial Corp.                                 1,300        35,659
First Financial Bankshares, Inc.                               6,386       222,424
First Financial Corp.                                          4,110       110,970
First Financial Holdings, Inc.                                 4,200       129,024
First Indiana Corp.                                            2,900        98,803
First Merchants Corp.                                          7,628       197,031
First Midwest Bancorp., Inc.                                  20,400       759,696
First Niagara Financial Group, Inc.                           44,679       645,165
First Oak Brook Bancshares, Inc.                               2,550        77,240
First Place Financial Corp.                                    3,900        86,463
First Republic Bank                                            7,950       280,078
First Source Corp.                                             3,981        92,160
First State Bancorp                                            7,000       148,330
FirstFed Financial Corp.*                                      7,700       414,337
Flagstar Bancorp., Inc.                                       16,050       258,405
Flushing Financial Corp.                                       6,600       108,042
FNB Corp.-Pennsylvania                                        23,400       404,352
FNB Corp.-Virginia                                             1,400        38,752
Franklin Bank Corp.*                                           5,700        92,055
Fremont General Corp.                                         24,400       532,652
Frontier Financial Corp.                                       9,187       266,423
GB&T Bancshares, Inc.                                          5,875       124,726
Glacier Bancorp., Inc.                                        14,625       451,474
Gold Banc Corp, Inc.                                          19,300       287,570
Great Southern Bancorp, Inc.                                   3,200        95,744
Greater Bay Bancorp                                           22,700       559,328
Hancock Holding Co.                                           12,300       419,922
Hanmi Financial Corp.                                         14,242       255,644
Harbor Florida Bancshares, Inc.                                7,701       279,315
Harleysville National Corp.                                   10,548       231,535
Heartland Financial USA, Inc.                                  4,050        78,692
Heritage Commerce Corp.*                                       2,700        56,160
Hudson United Bancorp                                         15,900       673,047
IBERIABANK Corp.                                               4,375       232,531
Independent Bank Corp.-Massachusetts                           6,300       191,394
Independent Bank Corp.-Michigan                                9,283       269,580
Integra Bank Corp.                                             8,222       178,417
Interchange Financial Services Corp.                           4,950        85,437
Irwin Financial Corp.                                          9,000       183,510
ITLA Capital Corp.*                                            3,000       157,470
Kearny Financial Corp.                                         6,600        82,500
KNBT Bancorp, Inc.                                            10,100       157,257
Lakeland Bancorp, Inc. (a)                                     4,251        65,168
Lakeland Financial Corp.                                       1,300        53,755
Macatawa Bank Corp.                                            3,007       102,869
MAF Bancorp., Inc.                                            12,960       531,360
Main Street Banks, Inc.                                        7,100       190,280
MainSource Financial Group, Inc.                               2,275        40,336
MBT Financial Corp.                                            4,000        73,720
MBT Financial, Inc.                                           10,300       401,494
Mercantile Bank Corp.                                          3,748       160,377
Mid-State Bancshares                                           9,600       264,096
Midwest Banc Holdings, Inc.                                    5,100       117,912
Nara Bancorp, Inc.                                             9,100       136,045
National Penn Bancshares, Inc.                                13,066       325,213
NBC Capital Corp.                                              1,233        30,924
NBT Bancorp, Inc.                                             15,097       356,138
NetBank, Inc.                                                 23,296       193,590
NewAlliance Bancshares, Inc.                                  41,400       606,096
Northern Empire Bancshares*                                    1,800        44,856
OceanFirst Financial Corp.                                     3,500        84,490
Old National Bancorp                                          29,602       628,154
Old Second Bancorp, Inc.                                       4,198       125,268
Omega Financial Corp.                                          4,400       123,332
Oriental Financial Group, Inc.                                 8,142        99,658
Pacific Capital Bancorp                                       20,244       673,923
Park National Corp.                                            5,550       600,898
Peoples Bancorp, Inc.                                          5,895       162,879
PFF Bancorp., Inc.                                             6,990       211,517
Placer Sierra Bancshares                                       3,800       104,386
PrivateBancorp, Inc.                                           8,100       277,668
Prosperity Bancshares, Inc.                                    8,800       266,200
Provident Bankshares Corp.                                    15,497       538,986
Provident Financial Holdings, Inc.                             2,100        58,905
Provident Financial Services, Inc.                            30,264       532,646
Provident New York Bancorp                                    16,578       193,465
R & G Financial Corp. "B"                                     12,850       176,687
Renasant Corp.                                                 2,500        79,125
Republic Bancorp., Inc.                                       31,844       450,274
Republic Bancorp., Inc. "A"                                    1,947        40,731
Royal Bancshares of Pennsylvania, Inc. "A"                       321         7,171
S&T Bancorp, Inc.                                              8,860       334,908
S.Y.  Bancorp, Inc.                                            3,400        80,852
Sandy Spring Bancorp., Inc.                                    7,200       242,640
SCBT Financial Corp.                                           1,984        62,655
Seacoast Banking Corp. of Florida                              4,760       111,527
Security Bank Corp.                                            2,000        49,780
Signature Bank*                                                4,200       113,358
Simmons First National Corp. "A"                               4,500       128,340
Southside Bancshares, Inc.                                     2,264        43,039
Southwest Bancorp., Inc.                                       6,200       136,214
State Bancorp, Inc.                                            2,257        40,445
State Financial Services Corp. "A"                             2,900       105,908
Sterling Bancorp                                               6,684       150,457
Sterling Bancshares, Inc.                                     22,225       326,930
Sterling Financial Corp.-Pennsylvania                         12,428       250,424
Sterling Financial Corp.-Spokane*                             16,288       367,294
Suffolk Bancorp                                                3,100        98,921
Sun Bancorp, Inc.*                                             5,108       107,728
Susquehanna Bancshares, Inc.                                  21,147       508,374
SVB Financial Group*                                          15,300       744,192
Taylor Capital Group, Inc.                                     2,200        83,204
Texas Capital Bancshares, Inc.*                               10,500       222,075
Texas Regional Bancshares, Inc. "A"                           18,333       527,807
TierOne Corp.                                                  9,400       247,314
Tompkins Trustco, Inc.                                         2,673       115,607
TriCo Bancshares                                               5,000       107,600
TrustCo Bank Corp.                                            35,883       449,614
Trustmark Corp.                                               21,600       601,560
U. S. B Holding Co., Inc.                                      4,103        93,558
UCBH Holdings, Inc.                                           38,900       712,648
UMB Financial Corp.                                            7,192       472,371
Umpqua Holdings Corp.                                         19,731       479,858
Union Bankshares Corp.                                         2,400       100,272
United Bankshares, Inc.                                       17,200       601,140
United Community Banks, Inc.                                  11,100       316,350
Univest Corp. of Pennsylvania                                  3,450        95,393
Unizan Financial Corp.                                         9,917       240,091
Vineyard National Bancorp. Co.                                 4,230       124,996
Virginia Commerce Bancorp, Inc.*                               4,531       122,699
Virginia Financial Group, Inc.                                 1,900        68,495
W Holding Co., Inc.                                           40,000       382,400
Washington Trust Bancorp, Inc.                                 4,000       108,760
WesBanco, Inc.                                                 8,500       233,750
West Bancorp., Inc.                                            4,305        79,729
West Coast Bancorp                                             6,800       170,000
Westamerica Bancorp                                           14,400       743,760
Western Sierra Bancorp*                                        1,500        51,660
Wilshire Bancorp, Inc.                                         7,500       114,750
Wintrust Financial Corp.                                      10,350       520,191
WSFS Financial Corp.                                           2,700       159,003
Yardville National Bancorp                                     4,900       172,725
                                                                       -----------
                                                                        46,109,013

Capital Markets 0.4%
Greenhill & Co., Inc.                                          3,800       158,422
Investment Technology Group, Inc.*                            15,777       466,999
LaBranche & Co., Inc.* (a)                                    21,400       185,966
Piper Jaffray Companies, Inc.*                                 8,000       238,880
SWS Group, Inc.                                                6,111       100,221
Waddell & Reed Financial, Inc. "A"                            27,800       538,208
                                                                       -----------
                                                                         1,688,696

Consumer Finance 0.3%
ASTA Funding, Inc.                                             4,800       145,728
Cash America International, Inc.                              11,400       236,550
Collegiate Funding Services*                                   3,900        57,759
CompuCredit Corp.*                                             8,593       381,701
E-LOAN, Inc.*                                                 27,500       115,225
Encore Capital Group, Inc.*                                    6,900       123,096
Euronet Worldwide, Inc.*                                      13,400       396,506

World Acceptance Corp.*                                        8,800       223,608
                                                                       -----------
                                                                         1,680,173


Diversified Financial Services 2.1%
Accredited Home Lenders Holding Co.*                           7,400       260,184
ACE Cash Express, Inc.*                                        4,900        95,599
Advance America Cash Advance Centers, Inc.                    26,350       349,138
Advanta Corp. "B"                                              9,100       256,893
Apollo Investment Corp.                                       25,323       501,395
Archipelago Holdings, Inc.* (a)                               11,000       438,350
Ares Capital Corp.                                             9,600       156,288
Asset Acceptance Capital Corp.*                                3,100        92,907
Bankrate, Inc.*                                                3,500        96,005
BKF Capital Group, Inc.                                        2,000        61,860
Brookline Bancorp, Inc.                                       28,435       449,842
Calamos Asset Management, Inc. "A"                            10,500       259,140
Capital Southwest Corp.                                          700        59,619
CBIZ, Inc.*                                                   25,328       129,173
CharterMac                                                    19,600       401,800
Cohen & Steers, Inc.                                           2,000        40,000
Doral Financial Corp. (a)                                     32,700       427,389
Federal Agricultural Mortgage Corp. "C"                        5,800       141,172
Financial Federal Corp.                                        7,100       282,580
First Financial Bancorp                                       11,342       210,961
GAMCO Investors, Inc. "A"                                      3,500       160,475
GFI Group, Inc.*                                               3,640       149,859
Gladstone Capital Corp.                                        5,400       121,770
Harris & Harris Group, Inc.* (a)                               8,600        95,460
Horizon Financial Corp.                                        4,700       103,400
International Securities Exchange, Inc.*                       3,300        77,220
Knight Capital Group, Inc. "A"*                               42,700       354,837
MCG Capital Corp.                                             21,500       362,705
Metris Companies, Inc.*                                       21,300       311,619
Nasdaq Stock Market, Inc.*                                    16,500       418,275
National Financial Partners Corp.                             14,200       640,988
NCP Litigation Trust*                                            700             0
NGP Capital Resources Co.                                      6,900       103,914
Northwest Bancorp, Inc.                                        5,900       125,375
Ocwen Financial Corp.* (a)                                    16,600       115,204
optionsXpress Holdings, Inc.                                   8,510       162,030
Partners Trust Financial Group, Inc.                          15,895       183,110
Peapack-Gladstone Financial Corp.                              1,793        49,200
PennFed Financial Services, Inc.                               4,600        84,088
PHH Corp.*                                                    19,500       535,470
PICOHoldings, Inc.*                                            2,400        84,336
Portfolio Recovery Associates, Inc. (a)                        7,000       302,260
Resource America, Inc.                                         7,000       124,110
Sanders Morris Harris Group, Inc.                              3,200        52,320
Santander BanCorp                                              1,331        32,783
Stifel Financial Corp.*                                        1,900        68,210
TNS, Inc.*                                                     3,900        94,575
Tradestation Group, Inc.*                                     10,500       106,470
United Community Financial Corp.                              13,542       151,941
United PanAm Financial Corp.*                                  2,400        59,928
                                                                       -----------
                                                                         9,942,227

Insurance 2.2%
21st Century Insurance Group                                   9,500       151,525
Affirmative Insurance Holdings, Inc.                           5,600        81,536
Alfa Corp.                                                    13,200       220,176
American Equity Investment Life Holding Co.                   15,272       173,337
American Physicians Capital, Inc.*                             4,200       206,346
Argonaut Group, Inc.*                                         10,400       280,904
Baldwin & Lyons, Inc.                                          2,925        73,213
Bristol West Holdings, Inc.                                    6,000       109,500
Ceres Group, Inc.*                                             9,200        51,796
Citizens, Inc.*                                               11,958        76,771
CNA Surety Corp.*                                              3,500        49,770
Crawford & Co. "B"                                             6,500        50,895
Delphi Financial Group, Inc. "A"                              11,454       536,047
Direct General Corp.                                           7,800       153,894
Donegal Group, Inc. "A"                                        1,733        37,606
EMC Insurance Group, Inc.                                        900        16,245
Enstar Group, Inc.*                                            1,200        77,868
FBL Financial Group, Inc.                                      4,216       126,269
First Acceptance Corp.*                                        5,500        55,605
FPIC Insurance Group, Inc.*                                    5,100       183,549
Great American Financial Resources, Inc.                       1,000        20,000
Harleysville Group, Inc.                                       7,400       177,600
Hilb, Rogal & Hobbs Co.                                       13,300       496,356
Horace Mann Educators Corp.                                   18,368       363,319
Infinity Property & Casualty Corp.                             9,600       336,864
Kansas City Life Insurance Co.                                 1,200        61,404
KMG America Corp.*                                             5,440        43,520
LandAmerica Financial Group, Inc.                              7,200       465,480
National Western Life Insurance Co. "A"*                         700       147,875
Navigators Group, Inc.*                                        2,600        97,032
Odyssey Re Holdings Corp. (a)                                  2,400        61,296
Ohio Casualty Corp.                                           27,442       744,227
Phoenix Companies, Inc. (a)                                   37,800       461,160
PMA Capital Corp. "A"*                                        16,000       140,480
Presidential Life Corp.                                       10,000       180,000
ProAssurance Corp.*                                           11,227       523,964
RLI Corp.                                                      9,000       416,340
Safety Insurance Group, Inc.                                   5,600       199,304
Selective Insurance Group, Inc.                               12,400       606,360
State Auto Financial Corp.                                     4,300       136,052
Stewart Information Services Corp.                             6,300       322,560
The Midland Co.                                                3,100       111,693
Tower Group, Inc.                                              8,800       133,056
Triad Guaranty, Inc.*                                          3,800       149,036
U.S.I. Holdings Corp.*                                        17,200       223,428
UICI                                                          15,700       565,200
United Fire & Casualty Co.                                     6,800       306,748
Universal American Financial Corp.*                           11,900       270,606
Zenith National Insurance Corp.                                5,700       357,333
                                                                       -----------
                                                                        10,831,145

Real Estate 6.7%
Aames Investment Corp. (REIT)                                 13,200        82,896
Acadia Realty Trust (REIT)                                    10,700       192,493
Affordable Residential Communities (REIT)                      9,674        97,804
Agree Realty Corp. (REIT)                                      1,200        33,900
Alexander's, Inc. (REIT)*                                        800       216,000
Alexandria Real Estate Equities, Inc. (REIT)                   8,700       719,403
American Campus Communities, Inc. (REIT)                       6,700       160,934
American Home Mortgage Investment Corp. (REIT)                13,135       397,990
Amli Residential Properties Trust (REIT)                       9,200       295,044
Anthracite Capital, Inc. (REIT)                               20,900       242,022
Anworth Mortgage Asset Corp. (REIT)                           15,300       126,531
Arbor Realty Trust, Inc. (REIT)                                4,600       129,260
Ashford Hospitality Trust (REIT)                              17,700       190,452
Avatar Holdings, Inc.*                                         2,600       154,024
Bedford Property Investors, Inc. (REIT)                        5,800       138,272
Bimini Mortgage Management, Inc. "A" (REIT)                   10,900       123,170
BioMed Realty Trust, Inc. (REIT)                              17,800       441,440
Boykin Lodging Co. (REIT)*                                     9,900       122,958
Brandywine Realty Trust (REIT)                                22,200       690,198
California Coastal Communities, Inc.*                          2,160        76,075
Capital Automotive (REIT)                                     17,400       673,554
Capital Lease Funding, Inc. (REIT)                             6,200        64,170
Capital Trust, Inc. "A" (REIT)                                 3,300       106,128
Cedar Shopping Centers, Inc. (REIT)                            8,700       125,889
Colonial Properties Trust (REIT)                              16,097       715,995
Commercial Net Lease Realty (REIT)                            18,100       362,000
Consolidated-Tomoka Land Co.                                   2,600       176,800
Corporate Office Properties Trust (REIT)                      13,400       468,330
Correctional Properties Trust (REIT)                           4,400       129,404
Cousins Properties, Inc. (REIT)                               16,600       501,652
CRIIMI MAE, Inc. (REIT)*                                       4,660        80,199
Deerfield Triarc Capital Corp. (REIT)                          4,900        67,914
DiamondRock Hospitality Co. (REIT)                             6,600        77,550
Digital Realty Trust, Inc. (REIT)                              4,800        86,400
EastGroup Properties, Inc. (REIT)                              7,800       341,250
ECC Capital Corp. (REIT)                                      22,080        71,981
Education Realty Trust, Inc. (REIT)                           10,190       170,173
Entertainment Properties Trust (REIT)                          8,975       400,554
Equity Inns, Inc. (REIT)                                      22,200       299,700
Equity Lifestyle Properties, Inc. (REIT)                       8,200       369,000
Equity One, Inc. (REIT)                                       14,750       342,937
Extra Space Storage, Inc. (REIT)                              15,100       232,238
FelCor Lodging Trust, Inc. (REIT)*                            19,431       294,380
Fieldstone Investment Corp. (REIT)                            16,800       195,888
First Industrial Realty Trust, Inc. (REIT)                    18,800       752,940
First Potomac Realty Trust (REIT)                              4,800       123,360
Gables Residential Trust (REIT)                               13,420       585,783
Getty Realty Corp. (REIT)                                      5,700       164,046
Glenborough Realty Trust, Inc. (REIT)                          9,951       191,059
Glimcher Realty Trust (REIT)                                  13,400       327,898
GMH Communities Trust (REIT)                                  15,500       227,385
Government Properties Trust, Inc. (REIT)                      12,300       120,540
Gramercy Capital Corp. (REIT)                                  3,600        86,256
Heritage Property Investment Trust (REIT)                      9,200       322,000
Hersha Hospitality Trust (REIT)                                4,300        42,699
Highland Hospitality Corp. (REIT)                             17,100       175,446
Highwoods Properties, Inc. (REIT)                             24,100       711,191
Home Properties, Inc. (REIT)                                  13,200       518,100
HomeBanc Corp. (REIT)                                         18,400       142,048
Impac Mortgage Holdings, Inc. (REIT) (a)                      29,200       357,992
Inland Real Estate Corp. (REIT)                               29,900       468,234
Innkeepers USA Trust (REIT)                                   13,800       213,210
Investors Real Estate Trust (REIT)                            14,000       133,000
Jones Lang LaSalle, Inc.*                                     14,042       646,774
Kilroy Realty Corp. (REIT)                                    13,200       739,596
Kite Realty Group Trust (REIT)                                 9,400       140,248
La Quinta Corp.*                                              80,175       696,721
LaSalle Hotel Properties (REIT)                               10,800       372,060
Lexington Corporate Properties Trust (REIT)                   21,000       494,550
LTC Properties, Inc. (REIT)                                    7,600       161,120
Luminent Mortgage Capital, Inc. (REIT)                        15,714       118,641
Maguire Properties, Inc. (REIT)                               16,100       483,805
Meristar Hospitality Corp. (REIT)*                            31,844       290,736
MFA Mortgage Investments, Inc. (REIT)                         31,900       195,547
Mid-America Apartment Communities, Inc. (REIT)                 8,100       376,731
MortgageIT Holdings, Inc. (REIT)                               8,100       115,182
National Health Investors, Inc. (REIT)                        10,500       289,905
Nationwide Health Properties, Inc. (REIT)                     29,700       692,010
Newcastle Investment Corp. (REIT)                             16,500       460,350
NorthStar Realty Finance Corp. (REIT)                          4,500        42,255
Novastar Financial, Inc. (REIT) (a)                           10,300       339,797
OMEGA Healthcare Investors, Inc. (REIT)                       17,700       246,384
Parkway Properties, Inc. (REIT)                                5,900       276,828
Pennsylvania Real Estate Investment Trust (REIT)              15,912       671,168
Post Properties, Inc. (REIT)                                  14,700       547,575
Prentiss Properties Trust (REIT)                              20,100       816,060
PS Business Parks, Inc. (REIT)                                 6,400       293,120
RAIT Investment Trust (REIT)                                  11,100       316,350
Ramco-Gershenson Properties Trust (REIT)                       7,600       221,844
Redwood Trust, Inc. (REIT)                                     6,900       335,409
Saul Centers, Inc. (REIT)                                      3,500       125,965
Saxon Capital, Inc. (REIT)                                    22,500       266,625
Senior Housing Properties Trust (REIT)                        22,100       419,900
Sizeler Property Investors, Inc. (REIT)                        4,300        52,202
Sovran Self Storage, Inc. (REIT)                               7,000       342,650
Spirit Finance Corp. (REIT)                                   25,860       290,925
Strategic Hotel Capital, Inc. (REIT)                          16,400       299,464
Sun Communities, Inc. (REIT)                                   6,900       226,044
Sunstone Hotel Investors, Inc. (REIT)                         11,400       278,046
Tanger Factory Outlet Centers, Inc. (REIT)                    10,200       283,662
Tarragon Corp.*                                                5,650       104,864
Taubman Centers, Inc. (REIT)                                  18,900       599,130
Town & Country Trust (REIT)                                    5,600       162,512
Trammell Crow Co.*                                            12,600       310,968
Trustreet Properties, Inc. (REIT) (a)                         23,900       374,035
U-Store-It Trust (REIT)                                       14,700       297,969
Universal Health Realty Income Trust (REIT)                    6,300       209,475
Urstadt Biddle Properties "A" (REIT)                           5,900        89,444
Washington Real Estate Investment Trust (REIT)                17,300       538,203
Winston Hotels, Inc. (REIT)                                   10,100       101,000
ZipRealty, Inc.* (a)                                           3,500        44,590
                                                                       -----------
                                                                        32,446,578

Health Care 12.4%

Biotechnology 2.6%
Aastrom Biosciences, Inc.*                                    39,400        92,590
Albany Molecular Research, Inc.*                              12,000       146,160
Alexion Pharmaceuticals, Inc.*                                10,935       302,681
Alkermes, Inc.*                                               35,600       598,080
Antigenics, Inc. (a)                                          15,300        82,926
Applera Corp.-Celera Genomics Group*                          28,300       343,279
Arena Pharmaceuticals, Inc.*                                  17,000       168,300
ARIAD Pharmaceuticals, Inc.*                                  23,700       176,091
ArQule, Inc.*                                                  9,500        74,385
Barrier Therapeutics, Inc.*                                    7,300        61,247
Bio-Rad Laboratories, Inc. "A"*                                6,500       357,435
Cambrex Corp.                                                 11,203       212,409
Cell Genesys, Inc.* (a)                                       22,500       123,300
CuraGen Corp.* (a)                                            20,000        99,000
Curis, Inc.*                                                  22,600       103,734
deCODE genetics, Inc.*                                        24,100       202,199
Dendreon Corp.* (a)                                           26,900       180,499
Digene Corp.*                                                  6,900       196,650
Discovery Laboratories, Inc.*                                 23,900       154,155
Diversa Corp.*                                                 8,600        49,794
Enzo Biochem, Inc.*                                            9,237       141,880
EPIX Pharmaceuticals, Inc.*                                   11,600        89,320
Exelixis, Inc.*                                               27,300       209,391
Eyetech Pharmaceuticals, Inc.*                                12,200       219,112
Genitope Corp.* (a)                                           11,500        79,810
Geron Corp.* (a)                                              22,600       232,102
Human Genome Sciences, Inc.*                                  51,900       705,321
ICOS Corp.*                                                   24,100       665,642
Illumina, Inc.*                                               15,900       203,679
ImmunoGen, Inc.*                                              17,579       129,030
Incyte Corp.*                                                 31,700       148,990
InterMune, Inc.* (a)                                          12,400       205,220
Isis Pharmaceuticals, Inc.*                                   26,768       135,178
Lexicon Genetics, Inc.*                                       23,622        94,016
LifeCell Corp.*                                               13,500       292,005
Luminex Corp.*                                                 8,900        89,356
Martek Biosciences Corp.*                                     12,000       421,560
Medarex, Inc.*                                                41,300       393,176
Meridian Bioscience, Inc.                                      8,700       180,090
Momenta Pharmaceutical, Inc.*                                  4,300       117,175
Monogram Biosciences, Inc.*                                   41,100        96,585
Myogen, Inc.*                                                  7,200       169,272
Nabi Biopharmaceuticals*                                      25,733       337,102
Neurocrine Biosciences, Inc.*                                 13,900       683,741
Onyx Pharmaceuticals, Inc.*                                   13,700       342,226
Orchid Cellmark, Inc.*                                        11,500        97,750
Regeneron Pharmaceuticals, Inc.*                              16,400       155,636
Savient Pharmaceuticals, Inc.*                                29,360       110,687
Seattle Genetics, Inc.*                                       13,600        71,400
Serologicals Corp.*                                           15,300       345,168
StemCells, Inc.* (a)                                          28,300       156,216
Tanox, Inc.*                                                  11,600       169,940
Telik, Inc.*                                                  20,500       335,380
ThermoGenesis Corp.*                                          14,900        78,970
Trimeris, Inc.*                                                8,402       128,887
Vertex Pharmaceuticals, Inc.*                                 36,400       813,540
ViaCell, Inc.*                                                 5,100        29,580
Vnus Medical Technologies, Inc.*                               4,100        42,722
                                                                       -----------
                                                                        12,641,769

Health Care Equipment & Supplies 4.0%
Abaxis, Inc.*                                                  8,700       113,535
ABIOMED,  Inc.*                                                7,400        74,518
Adeza Biomedical Corp.*                                        3,200        55,712
Advanced Neuromodulation Systems, Inc.*                        7,900       374,934
Align Technology, Inc.* (a)                                   24,400       163,968
Alliance Imaging, Inc.*                                        7,000        59,850
American Medical Systems Holdings, Inc.*                      25,700       517,855
Analogic Corp.                                                 6,100       307,501
AngioDynamics, Inc.*                                           1,800        37,800
Animas Corp.*                                                  3,600        56,520
Arrow International, Inc.                                      8,200       231,240
ArthroCare Corp.*                                              8,800       353,936
Aspect Medical Systems, Inc.*                                  5,900       174,817
Bio-Reference Laboratories, Inc.*                              4,900        84,721
Biosite, Inc.*                                                 6,215       384,460
Candela Corp.*                                                11,200       109,984
Cantel Medical Corp.*                                          3,100        65,224
Cepheid, Inc.*                                                17,100       126,369
Computer Programs & Systems, Inc.                              3,800       131,252
Conmed Corp.*                                                 13,361       372,505
Cyberonics, Inc.*                                              8,051       240,242
Cypress Bioscience, Inc.*                                     13,900        75,199
Datascope Corp.                                                4,106       127,368
Diagnostic Products Corp.                                      9,300       490,389
Dionex Corp.*                                                  7,860       426,405
DJ Orthopedics, Inc.*                                          7,700       222,838
Encore Medical Corp.*                                         19,500        91,650
Excel Technology, Inc.*                                        4,135       106,228
Foxhollow Technologies, Inc.* (a)                              4,800       228,528
Greatbatch, Inc.*                                              8,600       235,984
Haemonetics Corp.*                                             9,500       451,535
HealthTronics, Inc.*                                          15,300       152,388
Hologic, Inc.*                                                 9,100       525,525
I-Flow Corp.*                                                  9,200       126,132
ICU Medical, Inc.*                                             5,200       149,552
Immucor, Inc.*                                                17,762       487,389
Integra LifeSciences Holdings*                                 9,400       359,644
Intermagnetics General Corp.*                                 11,804       329,804
IntraLase Corp.*                                               4,200        61,782
Intuitive Surgical, Inc.*                                     13,450       985,750
Invacare Corp.                                                11,200       466,704
Inverness Medical Innovations, Inc.*                           6,500       172,445
IRIS International, Inc.*                                      7,700       141,988
Kensey Nash Corp.*                                             4,900       150,234
Kyphon, Inc.*                                                 10,500       461,370
Landauer, Inc.                                                 3,600       176,400
Laserscope*                                                    7,300       205,714
Maxygen, Inc.*                                                 8,100        67,149
Mentor Corp.                                                  12,792       703,688
Merit Medical System, Inc.*                                   11,144       197,695
Mine Safety Appliances Co.                                    10,800       417,960
Myriad Genetics, Inc.*                                        12,400       271,064
Nanogen, Inc.* (a)                                            23,000        73,830
Neurometrix, Inc.*                                             3,500       104,195
Northfield Laboratories, Inc.* (a)                            11,200       144,480
NuVasive, Inc.*                                                7,800       146,172
OraSure Technologies, Inc.*                                   20,200       190,486
Pain Therapeutics, Inc.*                                      12,000        75,480
Palomar Medical Technologies, Inc.*                            7,700       201,971
PolyMedica Corp.                                               9,600       335,424
PSS World Medical, Inc.*                                      26,463       353,016
Somanetics Corp.*                                              5,100       127,500
SonoSite, Inc.*                                                7,028       208,591
Specialty Laboratories, Inc.*                                  3,000        39,690
Star Scientific, Inc.* (a)                                    15,300        51,408
STERIS Corp.                                                  27,500       654,225
SurModics, Inc.* (a)                                           6,800       263,092
Sybron Dental Specialties, Inc.*                              15,000       623,700
Symmetry Medical, Inc.*                                        4,800       113,760
Thoratec Corp.*                                               18,160       322,522
TriPath Imaging, Inc.*                                        14,100        99,546
Varian, Inc.*                                                 14,728       505,465
Ventana Medical Systems, Inc.*                                12,192       464,149
Viasys Healthcare, Inc.*                                      11,500       287,385
Vital Images, Inc.*                                            3,100        69,037
Vital Signs, Inc.                                              2,000        92,180
West Pharmaceutical Services, Inc.                            10,972       325,539
Wright Medical Group, Inc.*                                   12,400       306,032
Young Innovations, Inc.                                        1,100        41,646
Zoll Medical Corp.*                                            4,900       128,625
                                                                       -----------
                                                                        19,452,590

Health Care Providers & Services 3.0%
Allied Healthcare International, Inc.*                         8,800        49,720
Allscripts Healthcare Solutions, Inc.*                        12,900       232,458
Amedisys, Inc.* (a)                                            6,200       241,800
America Service Group, Inc.*                                   5,400        89,586
American Dental Partners, Inc.*                                1,900        64,448
American Healthways, Inc.*                                    12,900       546,960
American Retirement Corp.*                                    12,500       235,375
AMN Healthcare Services, Inc.*                                 6,200        95,914
AmSurg Corp.*                                                 12,200       333,792
Apria Healthcare Group, Inc.*                                 19,600       625,436
Beverly Enterprises, Inc.*                                    42,777       524,018
BioScrip, Inc.*                                               11,000        71,500
Bruker BioSciences Corp.*                                      9,700        42,486
Centene Corp.*                                                16,600       415,498
Chemed Corp.                                                  11,000       476,740
CorVel Corp.*                                                  2,500        59,900
Cross Country Healthcare, Inc.*                               14,700       272,832
Dendrite International, Inc.*                                 15,724       315,895
Eclipsys Corp.*                                               16,406       292,683
Genesis HealthCare Corp.*                                      7,850       316,512
Gentiva Health Services, Inc.*                                11,100       201,132
HealthExtras, Inc.*                                            9,700       207,386
Hooper Holmes, Inc.                                           23,400        91,962
Horizon Health Corp.*                                          5,400       146,718
IDX Systems Corp.*                                             8,900       384,302
Kindred Healthcare, Inc.*                                     10,600       315,880
LabOne, Inc.*                                                  8,000       348,000
LCA-Vision, Inc.                                               7,600       282,112
Lifeline Systems, Inc.*                                        3,900       130,377
Magellan Health Services, Inc.*                               10,700       376,105
Matria Healthcare, Inc.*                                       8,153       307,776
MedCath Corp.*                                                 3,800        90,250
Merge Technologies, Inc.*                                      6,100       104,249
Molina Healthcare, Inc.*                                       3,600        89,964
National Healthcare Corp.                                      2,000        70,000
NDCHealth Corp.                                               13,389       253,320
OCA, Inc.* (a)                                                26,900        40,350
Odyssey HealthCare, Inc.*                                     15,875       269,399
Option Care, Inc.                                             10,700       156,648
Owens & Minor, Inc.                                           14,700       431,445
PainCare Holdings, Inc.*                                      21,000        78,750
PAREXEL International Corp.*                                  11,760       236,258
Pediatrix Medical Group, Inc.*                                 9,000       691,380
Per-Se Technologies, Inc.*                                    10,533       217,612
PRA International*                                             3,700       112,147
Priority Health Corp. "B"*                                    13,200       367,752
Psychiatric Solutions, Inc.*                                   9,300       504,339
Quality Systems, Inc.                                          3,000       207,270
Radiation Therapy Services, Inc.*                              3,600       114,696
RehabCare Group, Inc.*                                         7,100       145,692
Res-Care, Inc.*                                                6,200        95,418
SFBC International, Inc.*                                      6,900       306,291
Sunrise Senior Living, Inc.*                                   5,925       395,435
Symbion, Inc.*                                                 5,600       144,872
U.S. Physical Therapy, Inc.*                                   6,300       114,408
United Surgical Partners International, Inc.*                 18,450       721,579
VistaCare, Inc. "A"*                                           5,700        82,479
WellCare Health Plans, Inc.*                                   6,600       244,530
                                                                       -----------
                                                                        14,381,836

Pharmaceuticals 2.8%
Abgenix, Inc.*                                                33,400       423,512
Adams Respiratory Therapeutics, Inc.*                          2,100        67,830
Adolor Corp.*                                                 17,800       190,104
Alpharma, Inc. "A"                                            14,990       372,801
Amylin Pharmaceuticals, Inc.* (a)                             42,500     1,478,575
Andrx Corp.*                                                  27,700       427,411
Array BioPharma, Inc.*                                        15,400       110,572
AtheroGenics, Inc.*                                           14,800       237,244
AVANIR Pharmaceuticals "A"*                                   36,800       113,712
Bentley Pharmaceuticals, Inc.*                                 6,100        72,895
Bioenvision, Inc.*                                            18,400       147,752
BioMarin Pharmaceutical, Inc.*                                29,528       257,779
Cell Therapeutics, Inc.* (a)                                  30,650        87,659
CNS, Inc.                                                      6,800       177,276
Connetics Corp.*                                              12,711       214,943
Conor Medsystems, Inc.*                                        5,450       128,075
Cubist Pharmaceuticals, Inc.*                                 22,657       488,032
CV Therapeutics, Inc.*                                        15,722       420,564
DOV Pharmaceutical, Inc.*                                     10,200       173,196
Durect Corp.* (a)                                             18,200       124,670
DUSA Pharmaceuticals, Inc.*                                    7,800        82,680
Encysive Pharmaceuticals, Inc.*                               23,146       272,660
Enzon Pharmaceuticals, Inc.*                                  20,600       136,578
First Horizon Pharmaceutical Corp.*                           12,000       238,440
Hi-Tech Pharmacal Co., Inc.*                                   2,700        81,216
Idenix Pharmaceuticals, Inc.*                                  3,700        92,870
Inspire Pharmaceuticals, Inc.*                                19,200       145,920
Ista Pharmaceuticals, Inc.*                                    7,800        51,792
K-V Pharmaceutical Co. "A"*                                   14,550       258,554
Keryx Biopharmaceuticals, Inc.*                               10,900       171,784
Mannkind Corp.* (a)                                            8,000       109,520
Medicines Co.*                                                21,000       483,210
Medicis Pharmaceutical Corp. "A" (a)                          20,700       673,992
MGI Pharma, Inc.*                                             27,300       636,363
Nastech Pharmaceutical Co., Inc.*                              8,600       121,604
Nektar Therapeutics* (a)                                      32,600       552,570
NeoPharm, Inc.*                                                8,786       108,946
Neurogen Corp.*                                                7,900        54,352
New River Pharmaceuticals, Inc.*                               3,600       172,584
Nitromed, Inc.* (a)                                            5,100        91,800
Noven Pharmaceuticals, Inc.*                                  10,900       152,600
NPS Pharmaceuticals, Inc.*                                    15,670       158,424
Nuvelo, Inc.*                                                 13,833       132,797
Par Pharmaceutical Companies, Inc.*                           13,600       362,032
Penwest Pharmaceuticals Co.*                                  10,400       182,312
Perrigo Co.                                                   31,498       450,736
Pharmion Corp.*                                                9,100       198,471
Pozen, Inc.*                                                  11,300       124,187
Prestige Brands Holdings, Inc.*                                9,760       120,243
Progenics Pharmaceuticals, Inc.*                               6,400       151,744
Renovis, Inc.*                                                 8,700       117,711
Rigel Pharmaceuticals, Inc.*                                   9,100       216,307
Salix Pharmaceuticals Ltd.*                                   14,550       309,188
SuperGen, Inc.*                                               22,783       143,533
United Therapeutics Corp.*                                     8,328       581,294
ZymoGenetics, Inc.*                                            9,100       150,150
                                                                       -----------
                                                                        13,803,766

Industrials 15.6%

Aerospace & Defense 1.5%
AAR Corp.*                                                    14,850       255,123
Applied Signal Technology, Inc. (a)                            5,700       108,756
ARGON ST, Inc.*                                                3,250        95,355
Armor Holdings, Inc.*                                         12,941       556,592
BE Aerospace, Inc.*                                           24,700       409,279
Ceradyne, Inc.*                                                9,375       343,875
Cubic Corp.                                                    5,900       101,008
Curtiss-Wright Corp.                                           9,400       580,074
DRS Technologies, Inc.                                         9,951       491,181
EDO Corp.                                                      6,300       189,189
Engineered Support Systems, Inc.                              15,937       654,055
Esterline Technologies Corp.*                                  9,200       348,588
GenCorp, Inc.*                                                19,883       370,818
HEICO Corp.                                                    7,000       162,400
Herley Industries, Inc.*                                       7,100       132,273
Hexcel Corp.*                                                 23,200       424,328
Innovative Solutions & Support, Inc.*                          6,450       100,169
Kaman Corp. "A"                                                6,900       141,105
Mercury Computer Systems, Inc.*                                8,522       223,703
Moog, Inc. "A"*                                               15,075       445,014
MTC Technologies, Inc.*                                        3,100        99,138
Orbital Sciences Corp.*                                       20,760       259,500
Sequa Corp. "A"*                                               2,000       118,000
Teledyne Technologies, Inc.*                                  13,722       472,997
Triumph Group, Inc.*                                           6,000       223,020
United Industrial Corp.                                        5,000       178,750
                                                                       -----------
                                                                         7,484,290

Air Freight & Logistics 0.3%
ABX Air, Inc.*                                                19,900       163,180
Dynamex, Inc.*                                                 2,680        41,915
EGL, Inc.*                                                     9,524       258,577
Forward Air Corp.                                             12,037       443,443
Hub Group, Inc. "A"*                                           7,000       256,970
P. A. M. Transportation Services, Inc.*                          526         8,500
Pacer International, Inc.*                                    13,400       353,224
Universal Truckload Services, Inc.*                            4,710        87,512
                                                                       -----------
                                                                         1,613,321

Airlines 0.5%
Airtran Holdings, Inc.*                                       32,500       411,450
Alaska Air Group, Inc.*                                       11,100       322,566
Continental Airlines, Inc. "B"*                               25,500       246,330
ExpressJet Holdings, Inc.*                                    20,500       183,885
Frontier Airlines, Inc.*                                      16,829       164,588
K&F Industries Holdings, Inc.*                                 4,000        66,920
Mesa Air Group, Inc.* (a)                                     16,000       132,000
Pinnacle Airlines Corp.* (a)                                  10,900        70,850
SkyWest, Inc.                                                 25,600       686,592
World Air Holdings, Inc.*                                     11,400       120,840
                                                                       -----------
                                                                         2,406,021

Building Products 1.3%
Apogee Enterprises, Inc.                                      13,500       230,850
Beacon Roofing Supply, Inc.*                                   5,472       178,770
BlueLinx Holdings, Inc.                                        6,730        90,451
Builders FirstSource, Inc.*                                    3,100        69,223
Comfort Systems USA, Inc.*                                    12,200       107,482
Drew Industries, Inc.*                                         7,800       201,318
Eagle Materials, Inc.                                          7,900       958,823
ElkCorp                                                        7,960       284,729
Griffon Corp.*                                                10,070       247,722
Jacuzzi Brands, Inc.*                                         29,014       233,853
Lennox International, Inc.                                    20,118       551,434
Levitt Corp. "A"                                               7,625       174,918
LSI Industries, Inc.                                          10,475       199,025
NCI Building Systems, Inc.*                                    9,500       387,505
Orleans Homebuilders, Inc.                                     1,500        36,960
Palm Harbor Homes, Inc.* (a)                                   4,850        94,236
Simpson Manufacturing Co., Inc.                               16,300       637,982
Trex Co, Inc.*                                                 4,400       105,600
Universal Forest Products, Inc.                                7,200       412,704
Willian Lyon Homes, Inc.*                                      1,400       217,280
York International Corp.                                      16,100       902,727
                                                                       -----------
                                                                         6,323,592

Commercial Services & Supplies 4.3%
ABM Industries, Inc.                                          14,000       291,340
Administaff, Inc.                                              7,700       305,998
Alderwoods Group, Inc.*                                       18,300       299,754
American Ecology Corp.                                         6,700       131,454
Angelica Corp.                                                 4,400        78,540
aQuantive, Inc.*                                              21,800       438,834
Banta Corp.                                                   10,000       508,900
Bowne & Co., Inc.                                             16,700       238,643
Brady Corp. "A"                                               15,000       464,100
Bright Horizons Family Solutions, Inc.*                       11,700       449,280
Calgon Carbon Corp.                                           13,300       105,070
Casella Waste Systems, Inc. "A"*                               9,300       122,109
CCC Information Services Group*                                4,451       116,305
CDI Corp.                                                      5,000       147,700
Central Parking Corp.                                          6,450        96,427
Cenveo Inc.*                                                  17,180       178,157
Clark, Inc.                                                    8,000       134,640
Clean Harbors, Inc.*                                           6,700       227,465
Coinstar, Inc.*                                               10,028       185,618
Consolidated Graphics, Inc.*                                   4,200       180,810
Corrections Corp. of America*                                 15,493       615,072
CoStar Group, Inc.*                                            7,500       350,400
Covanta Holding Corp.*                                        40,110       538,677
CRA International, Inc.*                                       4,700       195,943
DiamondCluster International, Inc.*                           10,600        80,348
Duratek, Inc.*                                                 5,400        98,712
Educate, Inc.*                                                 5,200        78,000
Electro Rent Corp.*                                            6,500        81,770
Escala Group, Inc.*                                            3,200        53,280
Exponent, Inc.*                                                1,800        56,502
FTI Consulting, Inc.*                                         15,900       401,634
G & K Services, Inc. "A"                                       8,072       317,956
Geo Group, Inc.*                                               3,900       103,350
Gevity HR, Inc.                                               12,300       335,052
Healthcare Services Group, Inc.                               12,225       235,331
Heidrick & Struggles International, Inc.*                      8,744       283,131
Hudson Highland Group, Inc.*                                   9,900       247,203
Imagistics International, Inc.*                                5,900       246,915
infoUSA, Inc.                                                 15,900       168,858
Jackson Hewitt Tax Service, Inc.                              15,200       363,432
John H. Harland Co.                                           12,600       559,440
Kelly Services, Inc. "A"                                       8,900       272,874
Kforce, Inc.*                                                 15,600       160,680
Korn/Ferry International*                                     12,623       206,891
Labor Ready, Inc.*                                            21,200       543,780
Learning Tree International, Inc.*                             3,583        47,296
LECG Corp.*                                                    4,700       108,100
LoJack Corp.*                                                  8,300       175,462
Mobile Mini, Inc.*                                             6,674       289,318
Morningstar, Inc.*                                             4,100       131,200
Navigant Consulting, Inc.*                                    18,075       346,317
NCO Group, Inc.*                                              12,511       258,477
Nu Skin Enterprises, Inc. "A"                                 20,744       395,173
NuCo2, Inc.*                                                   5,500       141,625
Nutri/System, Inc.*                                           10,000       250,200
Presstek, Inc.*                                               14,000       181,720
PRG-Schultz International, Inc.*                              17,197        51,763
Providence Service Corp.*                                      2,540        77,699
Resources Connection, Inc.*                                   18,700       554,081
Rollins, Inc.                                                 13,575       264,984
School Specialty, Inc.*                                       15,200       741,456
Senomyx, Inc.*                                                 9,720       165,532
SOURCECORP, Inc.*                                              7,483       160,435
Spherion Corp.*                                               22,543       171,327
Standard Register Co.                                          5,200        77,740
Stewart Enterprises, Inc. "A"                                 39,900       264,537
Strayer Education, Inc.                                        6,260       591,695
Taser International, Inc.* (a)                                23,000       141,910
TeleTech Holdings, Inc.*                                      15,200       152,304
Tetra Tech, Inc.*                                             22,616       380,401
The Advisory Broad Co.*                                        8,100       421,524
TRM Corp.*                                                     5,400        82,026
United Stationers, Inc.*                                      14,451       691,625
Valence Technology, Inc.* (a)                                 23,800        64,498
Ventiv Health, Inc.*                                           9,400       246,374
Viad Corp.                                                     7,600       207,860
Viisage Technology, Inc.*                                     17,000        70,550
Volt Information Sciences, Inc.*                               2,400        48,768
Waste Connections, Inc.*                                      18,650       654,242
Waste Services, Inc.*                                         19,400        71,780
Watson Wyatt & Co. Holdings                                   12,700       342,265
Wright Express Corp.*                                         18,200       392,938
                                                                       -----------
                                                                        20,711,577

Construction & Engineering 1.1%
Brookfield Homes Corp.                                         6,700       372,051
Comstock Homebuilding Companies, Inc. "A"*                     2,600        51,792
EMCOR Group, Inc.*                                             5,500       326,150
Granite Construction, Inc.                                    15,250       583,160
Insituform Technologies, Inc.*                                12,790       221,139
Layne Christensen Co.*                                         2,700        63,585
Perini Corp.*                                                  5,800       105,560
Quanta Services, Inc.*                                        43,400       553,784
Shaw Group, Inc.*                                             30,800       759,528
Technical Olympic USA, Inc.                                    4,325       113,142
Tejon Ranch Co.*                                               2,800       131,600
URS Corp.*                                                    16,800       678,552
Walter Industries, Inc.                                       13,900       679,988
Washington Group International, Inc.*                         10,300       555,067
                                                                       -----------
                                                                         5,195,098

Electrical Equipment 1.1%
A.O. Smith Corp.                                               6,560       186,960
Acuity Brands, Inc.                                           19,031       564,650
Artesyn Technologies, Inc.*                                   16,307       151,655
Baldor Elecetric Co.                                          13,897       352,289
C&D Technologies, Inc.                                         9,920        93,347
Encore Wire Corp.*                                             7,850       127,641
EnerSys*                                                      15,900       241,203
Flanders Corp.*                                                7,600        92,264
Franklin Electric Co., Inc.                                    7,700       318,703
FuelCell Energy, Inc.* (a)                                    17,000       186,490
General Cable Corp.*                                          15,750       264,600
Genlyte Group, Inc.*                                          10,700       514,456
GrafTech International Ltd.*                                  37,898       205,786
II-VI, Inc.*                                                  10,200       180,948
KFx, Inc.* (a)                                                25,000       428,000
Medis Technologies Ltd.* (a)                                   7,265       130,407
Metrologic Instruments, Inc.*                                  6,400       116,416
Powell Industries, Inc.*                                       2,300        50,347
Power-One, Inc.*                                              26,300       145,702
Raven Industries, Inc.                                         7,800       228,150
Regal-Beloit Corp.                                            10,600       343,864
Ultralife Batteries, Inc.*                                     7,300        94,316
Vicor Corp.                                                    6,774       102,626
Woodward Governor Co.                                          4,100       348,705
                                                                       -----------
                                                                         5,469,525

Industrial Conglomerates 0.4%
Blount International, Inc.*                                   10,000       176,400
Energy Conversion Devices, Inc.* (a)                           9,309       417,788
ESCO Technologies, Inc.*                                       9,734       487,381
Matthews International Corp. "A"                              14,000       529,060
Standex International Corp.                                    3,600        94,788
Tredegar Corp.                                                11,055       143,826
                                                                       -----------
                                                                         1,849,243

Machinery 3.1%
Actuant Corp. "A"*                                            10,600       496,080
AGCO Corp.*                                                   34,100       620,620
Albany International Corp. "A"                                10,352       381,678
Astec Industries, Inc.*                                        6,960       197,594
ASV, Inc.*                                                     8,200       185,730
Barnes Group, Inc.                                             7,800       279,708
Briggs & Stratton Corp.                                       19,100       660,669
Bucyrus International, Inc. "A"                                7,300       358,649
Cascade Corp.                                                  5,700       277,590
CIRCOR International, Inc.                                     4,800       131,760
Clarcor, Inc.                                                 22,800       654,816
Crane Co.                                                     18,800       559,112
EnPro Industries, Inc.*                                        8,900       299,841
Federal Signal Corp.                                          22,530       385,038
Flowserve Corp.*                                              21,300       774,255
Gardner Denver, Inc.*                                          9,950       443,770
Gehl Co.*                                                      5,115       142,555
Intevac, Inc.*                                                10,000       103,100
JLG Industries, Inc.                                          19,400       709,846
Kadant, Inc.*                                                  5,580       111,935
Kaydon Corp.                                                  13,290       377,569
Kennametal, Inc.                                              15,112       741,092
Lincoln Electric Holdings, Inc.                               14,974       589,976
Lindsay Manufacturing Co.                                      6,250       137,563
Middleby Corp.*                                                2,300       166,750
Mueller Industries, Inc.                                      13,700       380,449
NACCO Industries, Inc. "A"                                     2,325       266,096
Nordson Corp.                                                 12,200       463,966
Robbins & Myers, Inc.                                          3,800        85,424
Sauer-Danfoss, Inc.                                            2,600        52,000
Stewart & Stevenson Services, Inc.                            13,600       324,360
Tecumseh Products Co. "A"                                      7,541       162,282
Tennant Co.                                                    2,600       106,548
The Manitowoc Co., Inc.                                       11,477       576,719
Trinity Industries, Inc.                                      15,412       624,032
TurboChef Technologies, Inc.* (a)                              4,100        63,919
UNOVA, Inc.*                                                  19,100       668,118
Valmont Industries                                             5,800       170,288
Wabash National Corp.                                         11,600       228,056
Wabtec Corp.                                                  18,571       506,617
Watts Water Technologies, Inc. "A"                            11,380       328,313
                                                                       -----------
                                                                        14,794,483

Marine 0.2%
GulfMark Offshore, Inc.*                                       7,500       242,025
Hornbeck Offshore Services, Inc.*                              4,400       161,172
Kirby Corp.*                                                   8,036       397,219
Maritrans, Inc.                                                4,800       153,600
Odyssey Marine Exploration, Inc.*                             17,800        65,682
                                                                       -----------
                                                                         1,019,698

Road & Rail 1.0%
AMERCO*                                                        4,600       267,674
Arkansas Best Corp.                                            8,889       309,960
Covenant Transport, Inc., "A"*                                 5,700        68,970
Dollar Thrifty Automotive Group, Inc.*                        10,200       343,434
Florida East Coast Industries, Inc.                           12,600       570,654
Freightcar America, Inc.                                       4,900       199,822
Genesee & Wyoming, Inc.*                                       8,000       253,600
Heartland Express, Inc.                                       19,536       397,362
Kansas City Southern*                                         34,000       792,540
Knight Transportation, Inc.                                   14,928       363,646
Marten Transport Ltd.*                                         5,400       136,620
Old Dominion Freight Line, Inc.*                               7,700       257,873
RailAmerica, Inc.*                                            12,900       153,510
SCS Transportation, Inc.*                                      7,749       121,737
US Xpress Enterprises, Inc., "A"*                              5,900        68,794
USA Truck, Inc.*                                               3,100        78,430
Werner Enterprises, Inc.                                      22,100       382,109
                                                                       -----------
                                                                         4,766,735

Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.                         10,700       383,916
Aviall, Inc.*                                                 12,300       415,494
Brightpoint, Inc.*                                            12,750       244,035
GATX Corp.                                                    17,500       692,125
Gorman-Rupp Co.                                                2,250        54,112
Hughes Supply, Inc.                                           25,100       818,260
Lawson Products, Inc.                                          1,100        40,392
United Rentals, Inc.*                                         25,400       500,634
Watsco, Inc.                                                   9,553       507,360
WESCO International, Inc.*                                    11,777       398,887
                                                                       -----------
                                                                         4,055,215

Transportation Infrastructure 0.0%
Greenbrier Companies, Inc.                                     3,400       113,016
Sirva, Inc.*                                                  11,800        88,028
                                                                       -----------
                                                                           201,044

Information Technology 18.0%

Communications Equipment 2.6%
3Com Corp.*                                                  145,700       594,456
ADTRAN, Inc.                                                  25,000       787,500
Anaren, Inc.*                                                  9,670       136,347
Arris Group, Inc.*                                            41,300       489,818
Avocent Corp.*                                                18,800       594,832
Bel Fuse, Inc. "B"                                             3,835       139,709
Belden CDT, Inc.                                              18,738       364,079
Black Box Corp.                                                7,574       317,805
Broadwing Corp.* (a)                                          27,730       138,373
C-COR, Inc.*                                                  19,666       132,746
CIENA Corp.*                                                 220,700       582,648
CommScope, Inc.*                                              21,000       364,140
Comtech Telecommunications Corp.*                              8,550       354,568
Digi International, Inc.*                                     11,400       122,322
Ditech Communications Corp.*                                  11,800        79,532
Dycom Industries, Inc.*                                       19,366       391,581
Echelon Corp.*                                                11,000       101,310
Endwave Corp.* (a)                                             2,310        29,799
Equinix, Inc.*                                                 5,600       233,240
Essex Corp.*                                                   7,800       169,026
Extreme Networks, Inc.*                                       43,800       194,910
Finisar Corp.*                                                83,200       113,984
Foundry Networks, Inc.*                                       46,000       584,200
Glenayre Technologies, Inc.*                                  31,100       111,649
Harmonic, Inc.*                                               27,800       161,796
Inter-Tel, Inc.                                                9,690       203,490
InterDigital Communications Corp.*                            21,200       416,368
Ixia*                                                         12,900       189,759
MasTec, Inc.*                                                 13,300       144,970
NETGEAR, Inc.*                                                11,600       279,096
Plantronics, Inc.                                             18,600       573,066
Polycom, Inc.*                                                37,300       603,141
Powerwave Technologies, Inc.*                                 40,500       526,095
Sonus Networks, Inc.*                                         95,500       553,900
SpectraLink Corp.                                              9,800       124,950
Superior Essex, Inc.*                                          8,440       152,004
Sycamore Networks, Inc.*                                      65,200       245,804
Symmetricom, Inc.*                                            20,200       156,348
Tekelec*                                                      21,000       439,950
Terayon Communication Systems, Inc.*                          32,000       124,800
UTStarcom, Inc.*                                              37,500       306,375
ViaSat, Inc.*                                                  9,800       251,370
Westell Technologies, Inc. "A"*                               25,000        91,000
Zhone Technologies, Inc.*                                     29,800        77,778
                                                                       -----------
                                                                        12,750,634

Computers & Peripherals 1.4%
3D Systems Corp.*                                              4,000        88,920
Adaptec, Inc.*                                                50,000       191,500
Advanced Digital Information Corp.*                           29,622       278,447
Applied Films Corp.*                                           7,000       147,000
Brocade Communications Systems, Inc.*                        104,100       424,728
CyberGuard Corp.* (a)                                         10,800        89,100
Dot Hill Systems Corp.*                                       20,900       140,657
Eletronics for Imaging, Inc.*                                 21,700       497,798
Fargo Electronics*                                             6,300       110,061
Gateway, Inc.*                                                96,800       261,360
Hutchinson Technology, Inc.*                                  10,000       261,200
Hypercom Corp.*                                               24,600       160,392
Imation Corp.                                                 13,400       574,458
Integral Systems, Inc.                                         2,690        55,522
Intergraph Corp.*                                             12,674       566,654
Intervoice, Inc.*                                             17,300       155,873
Komag, Inc.*                                                  11,100       354,756
Maxtor Corp.*                                                 97,300       428,120
McDATA Corp. "A"*                                             55,700       291,868
Mobility Electronics, Inc.*                                   12,400       132,184
NetScout Systems, Inc.*                                        7,200        39,096
Palm, Inc.*                                                   16,598       470,221
Quantum Corp.*                                                67,500       208,575
Rimage Corp.*                                                  5,100       136,017
Silicon Storage Technology, Inc.*                             30,300       163,014
Stratasys, Inc.*                                               4,650       138,105
Synaptics, Inc.* (a)                                           8,900       167,320
Tyler Technologies, Inc.*                                     16,200       134,136
VASCO Data Security International, Inc.*                       7,900        71,653
                                                                       -----------
                                                                         6,738,735

Electronic Equipment & Instruments 2.2%
Aeroflex, Inc.*                                               26,950       252,252
Agilysys, Inc.                                                12,268       206,593
American Science & Engineering, Inc.*                          3,800       249,242
Anixter International, Inc.*                                  11,600       467,828
Atheros Communications*                                       11,600       113,216
Badger Meter, Inc.                                             1,400        55,076
BEI Technologies, Inc. (a)                                     5,600       195,944
Bell Microproducts, Inc.*                                     14,300       143,429
Benchmark Electronics, Inc.*                                  16,299       490,926
Checkpoint Systems, Inc.*                                     14,800       351,056
Cogent, Inc.*                                                  8,000       190,000
Cognex Corp.                                                  16,100       484,127
Coherenet, Inc.*                                              13,374       391,591
CTS Corp.                                                     13,790       166,859
Daktronics, Inc.                                               6,600       158,268
Electro Scientific Industries, Inc.*                          11,356       253,920
FARO Technologies, Inc.*                                       5,300       103,297
Global Imaging Systems, Inc.*                                  9,200       313,260
Identix, Inc.*                                                39,200       184,240
International DisplayWorks, Inc.* (a)                         14,700        87,318
Ionatron, Inc.* (a)                                            7,280        73,382
Itron, Inc.*                                                   9,200       420,072
Keithley Instruments, Inc.                                     5,300        77,380
KEMET Corp.*                                                  33,200       278,216
LaBarge, Inc.*                                                 5,400        69,768
LeCroy Corp.*                                                  6,400        95,040
Lexar Media, Inc.* (a)                                        32,300       206,720
Littlefuse, Inc.*                                             10,186       286,532
MarketAxess Holdings, Inc.*                                   10,900       148,240
Measurement Specialties, Inc.*                                 3,400        72,080
Methode Electronics, Inc. "A"                                 12,228       140,867
Microtune, Inc.*                                              24,100       150,143
MIPS Technologies, Inc.*                                      18,800       128,404
Molecular Devices Corp.*                                       8,100       169,209
MTS Systems Corp.                                              8,000       302,160
Multi-Fineline Electronix, Inc.*                               2,400        70,248
Newport Corp.*                                                16,800       234,024
OSI Systems, Inc.*                                             7,500       118,500
Park Electrochemical Corp.                                     6,387       170,214
Paxar Corp.*                                                  15,350       258,647
Photon Dynamics, Inc.*                                         7,941       152,070
Plexus Corp.*                                                 16,824       287,522
RadiSys Corp.*                                                 9,774       189,616
Rofin-Sinar Technologies, Inc.*                                7,000       265,930
Rogers Corp.*                                                  6,500       251,550
Scansource, Inc.                                               5,800       282,692
Schawk, Inc. "A"                                               3,600        71,964
Spatialight, Inc.* (a)                                        14,700        64,533
Technitrol, Inc.                                              15,800       242,056
TiVo, Inc.* (a)                                               21,000       115,290
Universal Display Corp.*                                       8,615        96,057
Universal Electronics, Inc.*                                   4,241        73,327
X-Rite, Inc.                                                   8,100       100,440
                                                                       -----------
                                                                        10,521,335

Internet Software & Services 1.6%
AsiaInfo Holdings, Inc.*                                      17,900        86,815
Audible, Inc.*                                                 8,600       105,694
Click Commerce, Inc.* (a)                                      3,900        71,487
CNET Networks, Inc.*                                          51,500       698,855
Digital Insight Corp.*                                        15,222       396,685
Digital River, Inc.*                                          13,400       466,990
Digitas, Inc.*                                                33,200       377,152
EarthLink, Inc.*                                              54,600       584,220
eCollege.com, Inc.*                                            8,600       127,796
eSPEED, Inc. "A"*                                             11,800        89,444
InfoSpace, Inc.*                                              12,800       305,536
iPass, Inc.*                                                  21,300       114,594
j2 Global Communications, Inc.* (a)                            8,700       351,654
Lionbridge Technologies, Inc.*                                21,800       147,150
Magma Design Automation, Inc.*                                16,000       129,920
MatrixOne, Inc.*                                              24,700       129,922
Motive, Inc.*                                                 11,000        69,740
Netflix, Inc.* (a)                                            13,300       345,667
NetRatings, Inc.*                                              4,200        63,924
NIC, Inc.*                                                    13,700        89,735
Online Resources Corp.*                                       10,700       113,206
Openwave Systems, Inc.* (a)                                   26,666       479,455
Opsware, Inc.*                                                28,000       145,320
Redback Networks, Inc.*                                       13,800       136,896
S1 Corp.*                                                     28,500       111,435
Sohu.com, Inc.*                                                9,600       164,448
SonicWALL, Inc.*                                              26,200       166,370
Support.com, Inc.*                                            17,200        86,688
ValueClick, Inc.*                                             32,900       562,261
Vignette Corp.*                                               13,340       212,240
WebEx Communications, Inc.*                                   12,200       299,022
webMethods, Inc.*                                             22,200       156,954
Websense, Inc.*                                                9,100       466,011
                                                                       -----------
                                                                         7,853,286

IT Consulting & Services 2.1%
Acxiom Corp.                                                  33,400       625,248
Anteon International Corp.*                                   10,500       448,980
Ariba, Inc.* (a)                                              25,321       144,330
BearingPoint, Inc.*                                           70,000       531,300
Blue Coat Systems, Inc.*                                       4,900       213,052
CIBER, Inc.*                                                  23,047       171,239
CMGI, Inc.*                                                  180,700       301,769
Covansys Corp.*                                               10,600       169,176
CSG Systems International, Inc.*                              22,100       479,791
eFunds Corp.*                                                 18,800       354,004
Entrust, Inc.*                                                28,600       160,160
Forrester Research, Inc.*                                      6,000       124,920
Fourthstage Technologies, Inc.*                                    1             0
Gartner Inc "A"*                                              25,785       301,427
Greenfield Online, Inc.*                                       8,100        44,064
GSI Commerce, Inc.*                                           13,700       272,630
Infocrossing, Inc.* (a)                                        9,600        88,224
Intermix Media, Inc.*                                         12,500       149,500
Internet Capital Group, Inc.*                                 17,800       156,818
Intrado, Inc.*                                                 8,500       153,255
iPayment, Inc.*                                                5,300       200,552
Jupitermedia Corp.*                                            8,000       141,680
Kanbay International, Inc.*                                    8,600       161,680
Keane, Inc.*                                                  20,400       233,172
Keynote Systems, Inc.*                                         7,700        99,946
ManTech International Corp. "A"*                               6,800       179,588
Marchex, Inc. "B"* (a)                                         9,000       149,040
MAXIMUS, Inc.                                                  6,700       239,525
MoneyGram International, Inc.                                 32,600       707,746
MPS Group, Inc.*                                              42,472       501,170
Ness Technologies, Inc.*                                       7,700        77,000
Pegasus Systems, Inc.*                                        11,104        99,714
ProQuest Co.*                                                  9,600       347,520
RightNow Technologies, Inc.*                                   6,200        91,264
Sapient Corp.*                                                30,200       188,750
Secure Computing Corp.*                                       16,137       183,155
SI International, Inc.                                         4,700       145,559
Source Interlink Companies, Inc.*                             15,400       170,324
Startek, Inc.                                                  5,925        78,210
Sykes Enterprises, Inc.*                                      12,900       153,510
Syntel, Inc.                                                   2,500        48,725
Sypris Solutions, Inc.                                         2,100        22,554
TALX Corp.                                                     8,475       277,895
Travelzoo, Inc.*                                                 900        19,971
Trident Microsystems, Inc.*                                    9,000       286,290
TriZetto Group, Inc.*                                         18,500       261,220
United Online, Inc.                                           23,350       323,397
WebSideStory, Inc.*                                            2,600        46,072
                                                                       -----------
                                                                        10,325,116

Office Electronics 0.1%
IKON Office Solutions, Inc.                                   42,300       422,154

Semiconductors & Semiconductor Equipment 4.3%
Actel Corp.*                                                  10,368       149,921
ADE Corp.*                                                     5,100       114,648
Advanced Energy Industries, Inc.*                             10,906       117,349
American Superconductor Corp.*                                14,000       144,900
AMIS Holdings, Inc.*                                          15,100       179,086
Amkor Technology, Inc.* (a)                                   43,600       190,968
Applied Micro Circuits Corp.*                                114,400       343,200
Asyst Technologies, Inc.*                                     22,300       103,918
Atmel Corp.*                                                 158,700       326,922
ATMI, Inc.*                                                   15,406       477,586
August Technology Corp.*                                       8,900        94,963
Axcelis Technologies, Inc.*                                   39,400       205,668
Brooks Automation, Inc.*                                      17,327       230,969
Cabot Microelectronics Corp.*                                  9,600       282,048
Cirrus Logic, Inc.*                                           34,100       258,819
Cohu, Inc.                                                    10,583       250,288
Conexant Systems, Inc.*                                      175,000       313,250
Credence Systems Corp.*                                       32,680       260,786
Cymer, Inc.*                                                  14,400       451,008
Cypress Semiconductor Corp.* (a)                              50,600       761,530
Diodes, Inc.*                                                  4,800       174,048
DSP Group, Inc.*                                              12,900       331,014
EMCORE Corp.*                                                 18,400       112,608
Emulex Corp.*                                                 33,100       668,951
Entegris, Inc.*                                               42,385       478,950
Evergreen Solar, Inc.*                                        18,000       167,940
Exar Corp.*                                                   18,982       266,128
Fairchild Semiconductor International, Inc.*                  45,400       674,644
FEI Co.*                                                      11,102       213,713
FormFactor, Inc.*                                             14,700       335,454
Genesis Microchip, Inc.*                                      12,700       278,765
Helix Technology Corp.                                        12,405       182,974
Integrated Device Technology, Inc.*                           75,960       815,810
Integrated Silicon Solution, Inc.*                            18,100       152,040
IXYS Corp.*                                                   11,400       120,384
Kopin Corp.*                                                  33,200       230,740
Kulicke & Soffa Industries, Inc.*                             24,300       176,175
Laedis Technology, Inc.*                                       9,900        67,815
Lattice Semiconductor Corp.*                                  44,300       189,604
LTX Corp.*                                                    29,374       123,958
Mattson Technology, Inc.*                                     19,400       145,694
Micrel, Inc.*                                                 27,100       304,333
Microsemi Corp.*                                              23,388       597,330
MKS Instruments, Inc.*                                        12,700       218,821
Netlogic Microsystems, Inc.*                                   5,500       118,745
OmniVision Technologies, Inc.* (a)                            21,900       276,378
ON Semiconductor Corp.*                                       52,700       272,459
Pericom Semiconductor Corp.*                                  14,100       124,644
Photronics, Inc.*                                             14,068       272,919
Pixelworks, Inc.*                                             16,100       106,099
PLX Technology, Inc.*                                         11,200        93,408
PMC-Sierra, Inc.*                                             69,000       607,890
PortalPlayer, Inc.*                                            5,000       137,150
Power Integrations, Inc.*                                     12,800       278,400
Rambus, Inc.*                                                 38,100       461,010
RF Micro Devices, Inc.*                                       74,400       420,360
Rudolph Technologies, Inc.*                                    6,700        90,249
Semitool, Inc.*                                                8,000        63,600
Semtech Corp.*                                                27,400       451,278
Sigmatel, Inc.*                                               13,400       271,216
Silicon Image, Inc.*                                          30,700       272,923
Silicon Laboratories, Inc.*                                   16,100       489,279
SiRF Technology Holdings, Inc.*                               12,700       382,651
Skyworks Solutions, Inc.*                                     62,200       436,644
Standard Microsystems Corp.*                                   9,761       291,952
Supertex, Inc.*                                                5,548       166,385
Tessera Technologies, Inc.*                                   16,800       502,488
TranSwitch Corp.*                                             47,900        82,388
TriQuint Semiconductor, Inc.*                                 52,078       183,315
TTM Technologies, Inc.*                                       16,500       117,975
Ultratech, Inc.*                                              10,328       161,014
Varian Semiconductor Equipment Associates, Inc.*              14,206       601,908
Veeco Instruments, Inc.*                                      12,200       195,688
Virage Logic Corp.*                                            7,500        58,125
Vitesse Semiconductor Corp.*                                  84,500       158,860
Volterra Semiconductor Corp.* (a)                              7,400        90,798
Zoran Corp.*                                                  18,165       259,759
                                                                       -----------
                                                                        20,783,677

Software 3.7%
Advent Software, Inc.*                                         9,600       258,624
Agile Software Corp.*                                         25,100       179,967
Altiris, Inc.*                                                 9,500       145,255
American Reprographics Co.*                                    8,640       147,744
Ansoft Corp.*                                                  3,600       104,760
ANSYS, Inc.*                                                  13,700       527,313
Applied Digital Solutions, Inc.*                              20,300        57,855
Aspen Technology, Inc.* (a)                                   19,796       123,725
Atari, Inc.*                                                  13,640        19,642
Autobytel, Inc.*                                              20,200       101,202
Blackboard, Inc.*                                              6,100       152,561
Borland Software Corp.*                                       31,029       180,589
Bottomline Technologies, Inc.*                                 3,600        54,324
Catapult Communications Corp.*                                 5,100        93,534
Concur Technologies, Inc.*                                    12,800       158,336
CyberSource Corp.*                                            13,500        88,830
Emageon, Inc.*                                                 4,300        58,308
Epicor Software Corp.*                                        19,600       254,800
EPIQ Systems, Inc.*                                            7,000       152,740
eResearchTechnology, Inc.*                                    18,700       265,353
FactSet Research Systems, Inc.                                12,650       445,786
FalconStor Software, Inc.* (a)                                13,483        81,707
FileNET Corp.*                                                16,328       455,551
Informatica Corp.*                                            34,700       417,094
InPhonic, Inc.* (a)                                            7,400       101,750
Internet Security Systems, Inc.*                              15,200       364,952
Intervideo, Inc.*                                              5,400        54,162
Interwoven, Inc.*                                             19,450       158,907
Jack Henry & Associates, Inc.                                 26,700       517,980
JDA Software Group, Inc.*                                     12,582       190,995
Kronos, Inc.*                                                 13,121       585,721
Lawson Software, Inc.* (a)                                    22,200       154,068
Macrovision Corp.*                                            19,600       374,360
Majesco Entertainment Co.*                                     8,700        11,571
Manhattan Associates, Inc.*                                   11,500       266,800
MapInfo Corp.*                                                 6,700        82,075
Mentor Graphics Corp.*                                        30,900       265,740
Micromuse, Inc.*                                              31,600       249,008
MICROS Systems, Inc.*                                         14,466       632,887
MicroStrategy, Inc., "A"*                                      6,200       435,798
Midway Games, Inc.* (a)                                       10,059       152,796
MRO Software, Inc.*                                            7,420       124,953
NetIQ Corp.*                                                  21,572       264,041
Open Solutions, Inc.*                                          9,000       196,380
Packeteer, Inc.*                                              13,300       166,915
PAR Technology Corp.*                                          2,200        50,600
Parametric Technology Corp.*                                 108,000       752,760
PDF Solutions, Inc.*                                           6,300       104,580
Pegasystems, Inc.*                                             4,400        26,356
Perot Systems Corp. "A"*                                      30,700       434,405
Phoenix Technologies Ltd*                                      7,100        53,463
Progress Software Corp.*                                      14,394       457,297
QAD, Inc.                                                      5,500        45,595
Quest Software, Inc.*                                         23,500       354,145
Radiant Systems, Inc.*                                        11,000       113,520
RealNetworks, Inc.*                                           43,200       246,672
Renaissance Learning, Inc.                                     3,000        53,400
RSA Security, Inc.*                                           27,600       350,796
Safenet, Inc.*                                                 9,173       333,072
ScanSoft, Inc.*                                               40,036       213,392
SeaChange International, Inc.*                                12,700        80,772
SERENA Software, Inc.*                                        11,126       221,741
Sonic Solutions*                                              10,900       234,350
SPSS, Inc.*                                                    8,500       204,000
SS&C Technologies, Inc.                                        5,500       201,520
Stellent, Inc.*                                               11,100        95,127
THQ, Inc.*                                                    22,345       476,395
TIBCO Software, Inc.*                                         83,100       694,716
Transaction Systems Architects, Inc. "A"*                     16,606       462,477
Ulticom, Inc.*                                                 4,200        46,326
Ultimate Software Group, Inc.*                                10,700       197,094
Universal Technical Institute, Inc.*                           9,500       338,295
VeriFone Holdings, Inc.*                                       8,600       172,946
Verint Systems, Inc.*                                          5,300       216,982
Verity, Inc.*                                                 14,817       157,357
Wind River Systems, Inc.*                                     28,200       364,626
Witness Systems, Inc.*                                        12,000       250,680
                                                                       -----------
                                                                        17,882,916

Materials 4.9%

Chemicals 1.4%
A. Schulman, Inc.                                             15,000       269,250
American Vanguard Corp.                                        2,800        51,268
Arch Chemicals, Inc.                                          10,588       246,171
Balchem Corp.                                                  2,000        55,100
CF Industries Holdings, Inc.*                                 13,000       192,660
Compass Minerals International, Inc.                           7,600       174,800
Ferro Corp.                                                   16,832       308,362
Georgia Gulf Corp.                                            12,847       309,356
H.B. Fuller Co.                                               12,348       383,776
Hercules, Inc.*                                               45,500       556,010
Kronos Worldwide, Inc.                                         1,218        38,659
Macdermid, Inc                                                11,203       294,191
Minerals Technologies, Inc.                                    9,268       530,222
NewMarket Corp.*                                               5,700        98,838
NL Industries, Inc.                                            2,300        43,217
Octel Corp.                                                    5,100        85,017
Olin Corp.                                                    28,054       532,746
OM Group, Inc.*                                               10,900       219,417
Pioneer Companies, Inc.*                                       5,400       129,924
PolyOne Corp.*                                                35,862       217,324
Rockwood Holdings, Inc.*                                       5,100        97,155
Sensient Technologies Corp. (a)                               17,533       332,250
Spartech Corp.                                                14,700       287,238
Stepan Co.                                                     1,200        30,072
Symyx Technologies, Inc.*                                     12,470       325,716
Terra Industries, Inc.*                                       32,900       218,785
UAP Holding Corp.                                             13,500       244,350
W.R. Grace & Co.* (a)                                         26,500       237,175
Wellman, Inc.                                                 15,000        94,950
Westlake Chemical Corp.                                        4,000       108,320
Zoltek Companies, Inc.* (a)                                    5,700        74,955
                                                                       -----------
                                                                         6,787,274

Construction Materials 0.3%
Aaon, Inc.*                                                    3,500        64,330
Ameron International Corp.                                     3,100       143,840
Headwaters, Inc.*                                             15,900       594,660
Interline Brands, Inc.*                                        3,600        75,636
Texas Industries, Inc.                                         8,447       459,517
                                                                       -----------
                                                                         1,337,983

Containers & Packaging 0.4%
Caraustar Industries, Inc.*                                   13,861       152,194
Chesapeake Corp.                                               7,233       133,015
Graphic Packaging Corp.*                                      23,600        66,080
Greif, Inc. "A"                                                5,900       354,590
Longview Fibre Co.                                            22,600       440,474
Myers Industries, Inc.                                         8,159        94,970
Rock-Tenn Co. "A"                                              9,500       143,450
Silgan Holdings, Inc.                                         10,200       339,252
                                                                       -----------
                                                                         1,724,025

Metals & Mining 2.3%
AK Steel Holding Corp.*                                       44,000       377,080
Aleris International, Inc.*                                   11,594       318,255
Alpha Natural Resources, Inc.*                                11,730       352,369
AMCOL International Corp.                                      7,950       151,607
Brush Engineered Materials, Inc.*                              8,700       138,156
Carpenter Technology Corp.                                     9,490       556,209
Century Aluminum Co.*                                         10,000       224,800
Chaparral Steel Co.*                                           8,447       213,033
Charles & Colvard Ltd.* (a)                                    5,880       146,765
Cleveland-Cliffs, Inc.                                         8,600       749,146
Coeur d'Alene Mines Corp.*                                    92,800       392,544
Commercial Metals Co.                                         23,300       786,142
Dynamic Materials Corp.                                        1,500        65,850
Foundation Coal Holdings, Inc.                                 9,650       371,042
Gibraltar Industries, Inc.                                    11,250       257,288
Hecla Mining Co.*                                             45,500       199,290
James River Coal Co.*                                          6,000       302,820
MascoTech, Inc.*                                               3,800             0
Metal Management, Inc.                                         8,200       207,870
Metals USA, Inc.*                                              8,700       178,002
NN, Inc.                                                       6,600        79,134
NS Group, Inc.*                                                8,176       320,908
Oregon Steel Mills, Inc.*                                     14,100       393,390
Quanex Corp.                                                   9,850       652,267
Reliance Steel & Aluminum Co.                                 12,550       664,271
Roanoke Electric Steel Corp.                                   3,000        60,090
Royal Gold, Inc. (a)                                           8,200       220,334
RTI International Metals, Inc.*                                8,000       314,800
Ryerson Tull, Inc. (a)                                        11,788       251,084
Schnitzer Steel Industries, Inc. "A"                           9,750       317,558
Steel Dynamics, Inc.                                          15,030       510,419
Steel Technologies, Inc.                                       5,800       150,394
Stillwater Mining Co.*                                        15,925       145,714
Sun Hydraulics Corp.                                           3,750        91,125
Titanium Metals Corp.*                                         5,600       221,536
USEC, Inc.                                                    36,333       405,476
Wheeling-Pittsburgh Corp.*                                     4,500        75,285
Worthington Industries, Inc.                                  25,200       529,956
                                                                       -----------
                                                                        11,392,009

Paper & Forest Products 0.5%
Alico, Inc.                                                    1,400        71,820
Bowater, Inc.                                                 21,000       593,670
Buckeye Technologies, Inc.*                                   10,400        84,448
Deltic Timber Corp.                                            3,100       142,755
Glatfelter                                                    17,708       249,506
Neenah Paper, Inc.                                             7,100       208,030
Potlatch Corp.                                                11,468       597,712
Schweitzer-Mauduit International, Inc.                         5,000       111,600
Wausau Paper Corp.                                            18,780       234,938
                                                                       -----------
                                                                         2,294,479

Telecommunication Services 1.4%

Diversified Telecommunication Services 0.9%
Alaska Communications Systems Group, Inc. (a)                  7,900        90,376
Cincinnati Bell, Inc.*                                        95,700       422,037
Commonwealth Telephone Enterprises, Inc.                      10,016       377,603
CT Communications, Inc.                                        8,200       101,434
FairPoint Communications, Inc.                                 9,490       138,839
General Communication, Inc., "A"*                             25,300       250,470
Golden Telecom, Inc. (a)                                       7,561       238,701
IDT Corp. "B"*                                                20,400       248,676
Iowa Telecommunications Services, Inc.                        10,200       171,564
Level 3 Communications, Inc.* (a)                            267,200       619,904
MRV Communications, Inc.*                                     48,434       103,164
NeuStar, Inc. "A"*                                             7,900       252,721
North Pittsburgh Systems, Inc.                                 4,900       100,009
Oplink Communications, Inc.*                                  47,400        72,048
Optical Communication Products, Inc. "A"*                      8,100        15,228
Premiere Global Services, Inc.*                               25,248       206,529
RCN Corp.*                                                     8,000       169,760
Shenandoah Telecommunications Co.                              2,000        82,380
Surewest Communications                                        5,500       157,740
Syniverse Holdings, Inc.*                                      8,820       135,828
TALK America Holdings, Inc.*                                  13,433       126,673
Telkonet, Inc.* (a)                                           17,500        68,600
Time Warner Telecom, Inc. "A"*                                23,200       180,960
Valor Communications Group, Inc.                              10,870       148,158
                                                                       -----------
                                                                         4,479,402

Wireless Telecommunication Services 0.5%
CellNet Data Systems*                                          2,600             0
Centennial Communications Corp.*                               7,100       106,358
Dobson Communications Corp. "A"* (a)                          48,500       372,480
JAMDAT Mobile, Inc.* (a)                                       4,100        86,100
Novatel Wireless, Inc.*                                       10,300       149,041
Price Communications Corp.*                                   15,363       252,721
SBA Communcations Corp.*                                      27,700       427,965
UbiquiTel, Inc.*                                              33,000       288,420
USA Mobility, Inc.*                                            9,964       268,829
Wireless Facilities, Inc.*                                    25,700       149,060
                                                                       -----------
                                                                         2,100,974

Utilities 2.7%

Electric Utilities 1.0%
ALLETE, Inc.                                                   9,100       416,871
Central Vermont Public Service                                 3,200        56,000
Cleco Corp.                                                   19,360       456,509
Duquesne Light Holdings, Inc.                                 30,800       530,068
El Paso Electric Co.*                                         21,900       456,615
Empire District Electric Co.                                  11,700       267,579
IDACORP, Inc.                                                 18,900       569,457
ITC Holdings Corp.                                             2,500        72,450
MGE Energy, Inc.                                               6,600       240,966
Otter Tail Corp.                                               9,400       290,836
Pike Electric Corp.*                                           3,800        71,212
Plug Power, Inc.*                                             21,271       144,643
Sierra Pacific Resources*                                     45,720       678,942
UIL Holdings Corp.                                             6,200       324,322
Unisource Energy Corp.                                        13,800       458,712
                                                                       -----------
                                                                         5,035,182

Gas Utilities 0.9%
Cascade Natural Gas Corp.                                      4,800       104,496
New Jersey Resources Corp.                                    11,850       544,863
Nicor, Inc.                                                   18,200       764,946
Northwest Natural Gas Co.                                     12,107       450,622
Peoples Energy Corp.                                          16,900       665,522
South Jersey Industries, Inc.                                 13,200       384,648
Southwest Gas Corp.                                           15,012       411,179
The Laclede Group, Inc.                                        6,500       211,185
WGL Holdings, Inc.                                            21,800       700,434
                                                                       -----------
                                                                         4,237,895

Independent Power Producers & Energy Traders 0.2%
Black Hills Corp.                                             14,600       633,202
Calpine Corp.* (a)                                           215,000       556,850
                                                                       -----------
                                                                         1,190,052

Multi-Utilities 0.4%
Aquila, Inc.*                                                148,300       587,268
Avista Corp.                                                  18,071       350,578
CH Energy Group, Inc.                                          6,900       327,612
NorthWestern Corp.                                            12,500       377,375
Ormat Technologies, Inc.                                       4,900       108,437
                                                                       -----------
                                                                         1,751,270

Water Utilities 0.2%
American States Water Co.                                      4,800       160,608
California Water Service Group                                 6,600       271,920
Connecticut Water Service, Inc.                                1,950        48,204
Middlesex Water Co.                                            2,533        56,866
SJW Corp.                                                      2,100       101,388
Southwest Water Co.                                            7,167       103,921
                                                                       -----------
                                                                           742,907
-----------------------------------------------------------------------------------
Total Common Stocks (Cost $399,151,085)                               477,085,178

                                                             Principal
                                                            Amount ($)     Value ($)
                                                  ---------------------------------

-----------------------------------------------------------------------------------
    US Treasury Obligations 0.2%
-----------------------------------------------------------------------------------

US Treasury Bill, 3.296% **, 12/1/2005 (b) (Cost $900,077)   905,000       900,078

                                                              Shares      Value ($)
                                                  ---------------------------------

-----------------------------------------------------------------------------------
    Closed End Investment Company 0.0%
-----------------------------------------------------------------------------------

Gladstone Investment Corp. (c)                                 3,300        48,444
Technology Investment Capital Corp. (c)                        1,500        23,685
 ----------------------------------------------------------------------------------
Total Closed End Investment Company (Cost $72,160)                          72,129

-----------------------------------------------------------------------------------
    Securities Lending Collateral 4.2%
-----------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.84%  (d) (e)   20,472,227    20,472,227
  (Cost $20,472,227)

-----------------------------------------------------------------------------------
    Cash Equivalents 1.8%
-----------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.74%  (f)               8,907,379     8,907,379
  (Cost $8,907,379)

                                                               % of
                                                          Net Assets      Value ($)
                                                    --------------------------------
Total Investment Portfolio (Cost $ 429,502,928)              104.5     507,436,991
Other Assets and Liabilities, Net                             (4.5)    (22,001,194)
-----------------------------------------------------------------------------------
Net Assets                                                   100.0     485,435,797

     For  information  on  the  Fund's  policies   regarding  the  valuation  of
     investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

**   Annualized yield at time of purchase; not a coupon rate.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $19,775,402 which is 4.1% of net assets.

(b) At September 30, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)  Closed-end mutual fund.

(d) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e)  Represents collateral held in connection with securities lending.

(f) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

At September 30, 2005, open futures contracts purchased were as follows:

                                                 Aggregated
                   Expiration                        Face                                    Unrealized
    Futures           Date        Contracts       Value ($)           Value ($)           Depreciation ($)
-----------------------------------------------------------------------------------------------------------

Russell 2000
Index              12/15/2005            28         9,424,509             9,409,400              (15,109)
-----------------------------------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Small Cap Index Fund, a series of Scudder
                                    Investments VIT Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Small Cap Index Fund, a series of Scudder
                                    Investments VIT Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005